UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	September 30, 2020

Date of reporting period:	October 1, 2019 — March 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Mortgage Securities Fund

Semiannual report
3 | 31 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Putnam
Mortgage Securities
Fund

Semiannual report
3 | 31 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

May 7, 2020

Dear Fellow Shareholder:

After a period of gains and relative tranquility, global financial markets encountered considerable challenges in early 2020 as COVID-19, the disease caused by the coronavirus, spread around the world. By mid-March, major U.S. indexes had fallen into bear market territory, defined as a 20% drop from a previous high. As often happens when stocks decline sharply, bonds generally provided better results. As investors rushed to safe havens, the yield on the benchmark 10-year U.S. Treasury note fell to historic lows.

Central banks and governments worldwide have enacted measures to inject liquidity into the markets and restore confidence. It is still unclear what the costs will be and how long the effects of the COVID-19 pandemic will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remember your long-term goals and consult with your financial advisor. At Putnam, our investment professionals remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

We would like to take this opportunity to announce the arrival of Mona K. Sutphen to your fund’s Board of Trustees. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee, and we are pleased to welcome her.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018 and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/20. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 15.

2 Mortgage Securities Fund

Mike is a Co-Head of Fixed Income. He has a B.S. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

Jatin Misra, Ph.D., CFA, and Brett S. Kozlowski, CFA, are also Portfolio Managers of the fund.

Mike, what was the fund’s investment environment like during the reporting period?

For much of the period, the environment was generally favorable for mortgage credit, and risk assets overall. The U.S. Federal Reserve [Fed] followed its August 2019 interest-rate cut with additional reductions in September and October. Sentiment toward global trade improved as the United States and China agreed to cooperate on an initial round of trade measures. And uncertainty over Brexit was alleviated when U.K. Prime Minister Boris Johnson’s Conservative party won a parliamentary majority.

The market environment changed dramatically in late February. Rapidly growing concerns about the economic impact of a coronavirus outbreak sparked a global sell-off in risk assets. The sharp turn in sentiment reverberated across markets, as global equities fell, developed-market government-bond yields declined, and credit spreads widened. A dispute between Russia and Saudi Arabia over oil production levels further unnerved investors. Due to heightened oil market uncertainty, U.S. crude prices dropped more than 66% during the quarter to $20.48 per barrel on March 31. The

Mortgage Securities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 3/31/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Securities Fund

rapid decline in oil prices added considerable pressure across corporate supply chains.

An escalating economic crisis elicited unprecedented measures from policy makers. The Trump administration signed a $2 trillion stimulus package into law — the largest economic relief package in U.S. history. The Fed quickly unveiled six new lending facilities designed to help corporations facing a cash flow crisis avoid defaulting on their debt. These programs also provide support for money market funds and commercial debt markets. Dozens of other central banks across Europe, Asia, and elsewhere also announced emergency stimulus measures. Markets that were most directly influenced by this policy support stabilized during the final week of the quarter. Investors were hopeful that massive government stimulus programs would help reduce the severity and duration of an economic recession.

A flight-to-safety pushed the yields on U.S. Treasuries lower. The benchmark 10-year Treasury yield plunged to a closing low of 0.54% on March 9 and ended the six-month period at 0.70%, after beginning the period at 1.65%. The spreads on investment-grade bonds, or the risk premiums investors demand to hold these securities rather than U.S. Treasuries, widened to levels not seen since the financial crisis.

The fund posted a negative return and trailed its benchmark. Which strategies and holdings hampered relative performance?

Mortgage-credit investments were the biggest detractor for the period. Specifically, our positions in agency credit-risk transfer securities [CRT] struggled amid reduced market liquidity in March. [Liquidity describes the degree to which an asset can be quickly bought or sold in the market at a price reflecting its intrinsic value.] A key factor driving March’s market turmoil was investors pricing in extreme scenarios for U.S. unemployment and home prices. Because CRT securities directly expose investors to the homeowner balance sheet, negative sentiment caused CRT spreads to widen disproportionately. [The prices of fixed-income securities fall as spreads widen and rise as spreads tighten.]

Our synthetic exposure to commercial mortgage-backed securities [CMBS] via CMBX also worked against performance versus the benchmark this period. [CMBX is an index that references a basket of CMBS issued in a particular year.] Following strong results earlier in the period, the fund’s allocation to the tranche within CMBX that references bonds rated BBB-that were issued in 2012 performed poorly during the period’s second half. CMBX spreads widened in January and February due to a less-favorable supply-and-demand backdrop for the index. CMBX then endured a substantial downdraft in March resulting from negative sentiment toward property types represented in the index, such as hotels and shopping malls. Similar to CRT securities, CMBX also struggled amid reduced market liquidity during the extreme selling pressure that occurred in March.

Strategies targeting prepayment risk were a further dampener on the fund’s relative return. Lower interest rates and indiscriminate selling by investors proved to be material headwinds for our positions in agency interest-only collateralized mortgage obligations [IO CMOs] and inverse IO securities. The negative result here was partially offset by favorable tactical mortgage basis positioning. Mortgage basis is a strategy that seeks to exploit the yield differential between 30-year agency pass-throughs and 30-year U.S. Treasuries.

Mortgage Securities Fund 5

How did you use derivatives during the period?

We used credit default swaps [CDS] to gain exposure to CMBS via CMBX. We also used CDS to hedge the fund’s credit and market risks, and to gain access to specific areas of the market. We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk.

What is your near-term outlook?

As the period concluded, the number of coronavirus infections was still rising worldwide. We think greater clarity regarding the trajectory of coronavirus infections and deaths is needed before the economic effects can be more clearly assessed. We will continue to monitor the impact of the pandemic on global supply chains and demand dynamics.

Given the overwhelming policy responses and dramatic actions by the Fed, we think U.S. Treasury yields will remain low across the curve for an extended period. We also believe low oil prices will exert significant disinflationary pressure on the economy.

We plan to take a cautious approach to increasing portfolio risk over the near term. That said, given the compelling valuations resulting from substantially wider yield spreads, we will seek to capitalize on attractive investment opportunities once markets show signs of stabilizing.

How was the fund positioned as of March 31?

Reflecting the fund’s relatively cautious overall positioning, we continue to hold securities across sectors that have less price sensitivity to changes in yield spreads.

In CMBS, we continue to have exposure to CMBX tranches referencing bonds rated A and BBB-. In our view, hotel and retail properties will be negatively affected by the coronavirus and the public health measures intended to contain its spread. However, the portfolio’s CMBS exposure is diversified by property type, and we believe CMBX continues to offer the fund a unique investment opportunity.

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

6 Mortgage Securities Fund

Within prepayment-sensitive areas of the market, we plan to maintain the fund’s positions in agency IO CMOs and inverse IOs backed by more seasoned loans. We believe these segments of the agency mortgage market will have less sensitivity to refinancing risk in a low-interest-rate environment.

We continue to like reverse-mortgage IOs. In addition to broadening the fund’s diversification, we think they offer a combination of reduced rate sensitivity, stable prepayment speeds, and what we consider to be attractive yield spreads.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Mortgage Securities Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (2/8/84)
Before sales charge	5.84%	20.21%	1.86%	2.54%	0.50%	2.19%	0.73%	–1.00%	–7.00%
After sales charge	5.73	15.40	1.44	–1.57	–0.32	–1.89	–0.64	–4.96	–10.72
Class B (4/27/92)
Before CDSC	5.62	13.39	1.26	–1.19	–0.24	–0.05	–0.02	–1.80	–7.33
After CDSC	5.62	13.39	1.26	–2.91	–0.59	–2.77	–0.93	–6.53	–11.88
Class C (7/26/99)
Before CDSC	5.62	11.21	1.07	–1.30	–0.26	–0.06	–0.02	–1.79	–7.42
After CDSC	5.62	11.21	1.07	–1.30	–0.26	–0.06	–0.02	–2.74	–8.33
Class R (1/21/03)
Net asset value	5.56	17.12	1.59	1.18	0.24	1.39	0.46	–1.37	–7.14
Class R6 (4/20/18)
Net asset value	6.03	23.46	2.13	4.04	0.80	3.20	1.06	–0.72	–6.90
Class Y (4/11/94)
Net asset value	6.02	23.08	2.10	3.72	0.73	2.88	0.95	–0.90	–6.95

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

8 Mortgage Securities Fund

Comparative index returns For periods ended 3/31/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
U.S. MBS Index	7.05%	38.14%	3.28%	15.57%	2.94%	12.63%	4.04%	7.03%	3.55%
Bloomberg Barclays
GNMA-Bloomberg
Barclays U.S. MBS	7.03	39.09	3.35	15.04	2.84	12.23	3.92	7.03	3.55
Linked Benchmark*
Lipper U.S. Mortgage
Funds category	5.87	35.52	3.06	11.61	2.21	8.85	2.86	3.44	–0.31
average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/20, there were 129, 124, 109, 100, 71, and 3 funds, respectively, in this Lipper category.

Mortgage Securities Fund 9

Fund price and distribution information For the six-month period ended 3/31/20

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
Number		6		6	6	6	6	6
Income		$0.294		$0.243	$0.245	$0.276	$0.318	$0.312
Capital gains		—		—	—	—	—	—
Total		$0.294		$0.243	$0.245	$0.276	$0.318	$0.312
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
9/30/19	$12.96		$13.50	$12.89	$12.84	$12.81	$12.82	$12.81
3/31/20	11.78		12.27	11.72	11.66	11.64	11.64	11.63
	Before		After	Net	Net	Net	Net	Net
Current rate	sales		sales	asset	asset	asset	asset	asset
(end of period)	charge		charge	value	value	value	value	value
Current dividend rate[1]	4.99%		4.79%	4.10%	4.22%	4.74%	5.46%	5.37%
Current 30-day
SEC yield (with expense
limitation)[2,3]	N/A		4.29	3.68	3.69	4.21	4.86	4.70
Current 30-day SEC yield
(without expense
limitation)[3]	N/A		4.14	3.52	3.53	4.05	4.70	4.54

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Mortgage Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 9/30/19*	0.75%	1.50%**	1.50%	1.00%	0.37%	0.50%
Total annual operating expenses for the
fiscal year ended 9/30/19	0.90%	1.65%**	1.65%	1.15%	0.52%	0.65%
Annualized expense ratio for the
six-month period ended 3/31/20	0.74%	1.49%	1.49%	0.99%	0.37%	0.49%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 1/30/21.

** Restated to reflect current fees.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/19 to 3/31/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.57	$7.18	$7.17	$4.77	$1.79	$2.36
Ending value (after expenses)	$930.00	$926.70	$925.80	$928.60	$931.00	$930.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Mortgage Securities Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/20, use the following calculation method. To find the value of your investment on 10/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.74	$7.52	$7.52	$5.00	$1.87	$2.48
Ending value (after expenses)	$1,021.30	$1,017.55	$1,017.55	$1,020.05	$1,023.15	$1,022.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Mortgage Securities Fund

Consider these risks before investing

Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. You can lose money by investing in the fund.

Mortgage Securities Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association

14 Mortgage Securities Fund

(Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• CMBS mezzanine tranches are securities positioned between a senior tranche (mostly rated AAA) and a subordinated tranche (unrated, typically called an equity tranche). The mezzanine tranches are typically rated between AA and B because they are more exposed to credit risk than the senior tranches, and thus generally carry a higher yield.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Mortgage Securities Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2020, Putnam employees had approximately $402,000,000 and the Trustees had approximately $66,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Mortgage Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Securities Fund 17

The fund’s portfolio 3/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (94.8%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (21.4%)
Government National Mortgage Association Adjustable Rate Mortgages
(1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.25%, 7/20/26	$7,592	$7,783
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	36,965	42,895
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	240,633	268,038
5.00%, with due dates from 5/20/49 to 3/20/50	675,299	747,786
4.70%, with due dates from 5/20/67 to 8/20/67	609,586	667,314
4.665%, 9/20/65	144,734	153,275
4.625%, 6/20/67	713,253	777,159
4.51%, 3/20/67	608,562	659,597
4.50%, TBA, 4/1/50	32,000,000	33,924,998
4.50%, with due dates from 2/20/34 to 1/20/50	14,283,214	15,579,640
4.324%, 5/20/67	217,258	235,830
4.00%, TBA, 4/1/50	100,000,000	106,234,380
4.00%, with due dates from 9/20/44 to 1/20/50	4,467,704	4,850,328
3.50%, with due dates from 8/20/49 to 3/20/50	2,152,524	2,309,070
3.00%, TBA, 4/1/50	4,000,000	4,228,750
3.00%, with due dates from 3/20/43 to 10/20/44	1,885,515	2,022,054
		172,708,898
U.S. Government Agency Mortgage Obligations (73.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	155,730	177,502
6.00%, 9/1/21	471	481
5.00%, 4/1/49	86,989	95,900
4.50%, with due dates from 1/1/37 to 6/1/37	132,045	144,568
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	66,957	68,610
5.50%, with due dates from 7/1/20 to 1/1/21	6,394	6,450
5.00%, with due dates from 1/1/49 to 8/1/49	452,715	499,360
5.00%, 3/1/21	562	567
4.50%, with due dates from 3/1/39 to 5/1/49	1,064,848	1,155,222
4.00%, with due dates from 2/1/45 to 6/1/46	971,654	1,049,583
4.00%, 9/1/20	293	294
3.50%, with due dates from 5/1/56 to 6/1/56	7,743,890	8,410,968
3.50%, with due dates from 10/1/44 to 1/1/47	13,357,574	14,297,796
2.50%, 3/1/43	24,951,386	25,998,544
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/50	11,400,000	12,673,594
5.50%, TBA, 4/1/50	52,000,000	56,935,939
4.50%, TBA, 4/1/50	75,000,000	80,636,715
3.00%, TBA, 4/1/50	126,000,000	132,063,750
2.50%, TBA, 4/1/50	248,000,000	256,873,738
		591,089,581
Total U.S. government and agency mortgage obligations (cost $746,438,384)		$763,798,479

18 Mortgage Securities Fund

	Principal
U.S. TREASURY OBLIGATIONS (0.1%)*	amount	Value
U.S. Treasury Notes 2.125%, 12/31/22 [i]	$696,000	$734,642
U.S. Treasury Notes 2.625%, 5/15/21 [i]	455,000	472,008
Total U.S. treasury obligations (cost $1,206,650)		$1,206,650

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)*	amount	Value
Agency collateralized mortgage obligations (40.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 22.958%, 4/15/37	$279,183	$507,845
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR)
+ 24.42%), 21.836%, 5/15/35	1,031,256	1,693,067
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 21.213%, 11/15/35	568,143	996,799
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 19.95%, 12/15/36	189,139	301,472
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 17.746%, 3/15/35	2,406,654	3,417,215
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 15.145%, 6/15/34	784,689	961,177
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 7.297%, 9/25/28	2,793	2,667
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 5.545%, 11/15/42	4,790,477	450,977
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.445%, 2/15/45	8,561,900	1,694,606
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	4,143,299	575,612
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,160,186	203,494
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,668,153	216,399
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1,
4.021%, 7/25/43 W	14,976	16,622
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	13,935,230	1,640,111
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	11,402,852	1,168,918
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	7,356,644	706,142
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	6,032,839	582,452
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	5,096,004	531,921
REMICs Ser. 4425, IO, 4.00%, 1/15/45	6,160,146	612,380
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	8,233,320	821,685
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	6,263,494	972,144
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	11,852,346	773,780
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	6,148,203	500,931
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	3,591,975	58,044
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	2,505,411	210,123
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1,
3.89%, 10/25/43 W	8,971	10,486
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	19,659,157	1,509,037
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	4,067,623	416,301
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	7,047,052	789,477
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	2,995,554	52,557
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,351,043	92,464
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	7,923,405	673,489

Mortgage Securities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	$6,646,385	$613,194
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	11,179,111	793,046
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	12,812,835	919,577
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	8,708,859	605,900
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,342,358	308,254
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	6,872,585	294,310
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.421%, 11/15/28 W	802,591	11,036
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.28%, 10/25/43 W	2,864,136	28,195
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	4,509,323	32,413
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,412,335	2,293,944
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,119	3,758
REMICs Ser. 3391, PO, zero %, 4/15/37	50,199	46,732
REMICs Ser. 3300, PO, zero %, 2/15/37	51,154	47,355
REMICs Ser. 3314, PO, zero %, 11/15/36	3,658	3,655
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,104	1,987
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	29,325	27,136
REMICs Ser. 3210, PO, zero %, 5/15/36	7,240	6,980
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	30,876	27,789
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	21,031	18,507
Strips Ser. 315, PO, zero %, 9/15/43	14,351,128	13,144,891
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 34.22%, 7/25/36	317,193	613,312
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 22.767%, 5/25/35	686,964	1,081,236
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR)
+ 24.57%), 21.096%, 3/25/36	407,871	703,276
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 20.729%, 6/25/37	501,795	871,852
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 19.812%, 2/25/38	1,827,867	2,486,019
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR)
+ 23.10%), 19.787%, 11/25/35	319,627	463,121
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 17.41%, 8/25/35	231,001	332,134
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR)
+ 20.12%), 17.189%, 12/25/35	631,430	927,014
REMICs Trust Ser. 98-W2, Class X, IO, 15.046%, 6/25/28 W	5,308,783	172,535
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 14.933%, 11/25/34	145,922	175,735
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
11.007%, 5/25/40	1,123,092	1,393,764
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	9,506,811	1,953,916
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR)
+ 6.60%), 5.653%, 10/25/41	1,228,618	167,399

20 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	$7,026,128	$1,255,920
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	8,432,005	1,567,847
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	17,776,216	2,814,101
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	11,926,226	1,673,337
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 5.303%, 7/25/48	8,134,772	1,774,079
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 5.303%, 6/25/48	25,348,853	5,168,819
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 5.303%, 3/25/48	11,775,146	2,031,213
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.203%, 1/25/48	19,145,925	2,902,289
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.203%, 11/25/46	23,840,755	4,997,978
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.153%, 11/25/46	27,426,856	5,828,116
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.153%, 11/25/46	40,197,242	7,874,519
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.153%, 8/25/46	18,386,626	3,674,095
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.103%, 10/25/49	14,830,559	2,536,051
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.103%, 8/25/49	12,486,472	1,918,092
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.103%, 3/25/46	21,025,225	3,491,546
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.053%, 11/25/49	4,120,635	1,064,690
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	10,006,772	1,694,947
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	8,549,647	1,112,014
REMICs FRB Ser. 03-W11, Class A1, 4.724%, 6/25/33 W	293	307
REMICs Trust FRB Ser. 04-W7, Class A2, 4.672%, 3/25/34 W	4,513	4,984
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	10,438,343	1,456,966
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	11,369,694	1,934,104
REMICs FRB Ser. 03-W14, Class 2A, 4.394%, 1/25/43 W	12,662	13,423
Trust FRB Ser. 04-W2, Class 4A, 4.139%, 2/25/44 W	8,554	8,957
Trust FRB Ser. 03-W3, Class 1A4, 4.018%, 8/25/42 W	26,002	28,620
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	4,818,890	511,637
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	5,530,492	504,634
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,537,843	147,231
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	6,254,122	489,225
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	21,836,011	1,522,625
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	8,788,438	595,992
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	2,593,657	168,588
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	7,886,430	603,067
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	10,714,216	724,133
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	5,171,263	402,386
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	9,984,428	836,196
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,205,809	425,809

Mortgage Securities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	$2,847,839	$117,097
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,098,301	145,035
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	6,513,790	292,747
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	6,327,673	366,436
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,466,429	106,066
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	4,804,738	160,759
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	3,026,406	84,437
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	6,860,716	320,629
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
1.877%, 8/27/36	25,120,382	20,301,563
REMICs Trust Ser. 98-W5, Class X, IO, 0.718%, 7/25/28 W	1,555,976	44,734
REMICs FRB Ser. 01-50, Class B1, IO, 0.377%, 10/25/41 W	3,006,309	12,918
REMICs Ser. 01-79, Class BI, IO, 0.273%, 3/25/45 W	1,686,802	5,335
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	69,217	57,450
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	191,943	186,547
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	24,664	24,107
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	100,676	90,635
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,355	5,837
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,172	1,088
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,940	1,821
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,300	3,046
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	29,327	26,491
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	6,391,818	1,299,133
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%),
6.00%, 11/16/36	1,012,458	20,330
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
5.927%, 12/20/43	6,758,177	1,402,322
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
5.827%, 4/20/38	8,285,577	1,994,194
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	6,374,984	1,284,002
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.445%, 1/16/44	10,541,981	2,091,357
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.445%, 9/16/43	12,868,965	2,742,971
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
5.427%, 6/20/48	10,936,907	1,601,967
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
5.427%, 6/20/43	16,912,551	3,363,637
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.377%, 5/20/49	23,238,585	3,036,331
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.377%, 2/20/40	1,109,450	206,635
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.327%, 8/20/49	12,488,076	2,001,926
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.327%, 7/20/49	16,968,372	2,110,526
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.327%, 6/20/46	7,599,939	1,436,512

22 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.277%, 10/20/49	$13,119,391	$3,740,128
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.277%, 8/20/49	1,161,614	149,518
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.277%, 6/20/49	972,762	126,274
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.277%, 12/2/21	4,073,895	520,562
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
5.227%, 10/20/49	12,473,171	3,459,721
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	204,792	25,223
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	8,354,867	1,450,656
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	5,524,559	966,798
Ser. 14-76, IO, 5.00%, 5/20/44	5,015,385	923,621
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	6,294,615	961,573
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,840,974	525,484
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	14,294,479	2,578,581
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,486,164	455,628
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	11,781,993	2,172,521
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,062,132	1,262,356
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
4.827%, 8/20/44	8,261,109	1,405,739
Ser. 18-1, IO, 4.50%, 1/20/48	11,263,833	1,302,963
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,421,539	210,087
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	8,956,762	1,448,623
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	11,887,929	1,928,872
Ser. 12-129, IO, 4.50%, 11/16/42	4,654,938	818,990
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,257,192	393,286
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	8,277,984	787,068
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	11,651,265	1,827,850
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,319,549	520,392
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,922,559	314,519
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	7,445,469	1,409,348
Ser. 16-69, IO, 4.00%, 5/20/46	3,367,854	412,562
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	7,153,029	781,407
Ser. 15-94, IO, 4.00%, 7/20/45	17,132,573	2,684,928
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,443,810	1,155,407
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,380,845	217,467
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	11,050,878	796,236
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	8,601,497	1,430,687
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,992,752	382,867
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	7,384,916	1,102,756
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	12,913,265	2,082,264
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,397,020	468,627
Ser. 14-104, IO, 4.00%, 3/20/42	8,763,934	1,016,616
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	2,847,193	99,563
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,284,646	58,060
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	2,413,953	46,554

Mortgage Securities Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	$10,870,045	$1,061,988
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	10,076,337	265,260
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,103,771	585,784
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	9,132,794	799,119
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	9,033,241	789,601
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,256,155	401,696
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,321,145	214,706
Ser. 12-136, IO, 3.50%, 11/20/42	8,918,617	1,068,430
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	18,785,688	1,221,070
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,125,832	220,895
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,766,500	518,199
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	6,185,967	150,934
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	8,906,779	408,794
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,782,120	146,301
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	4,650,782	198,889
Ser. 16-H18, Class QI, IO, 3.072%, 6/20/66 W	22,990,177	2,484,594
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	8,856,634	264,025
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	3,674,576	172,911
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	4,381,401	363,433
Ser. 16-H24, Class KI, IO, 2.996%, 11/20/66 W	11,633,971	1,358,394
Ser. 17-H03, Class CI, IO, 2.874%, 12/20/66 W	14,383,716	1,551,140
Ser. 16-H14, Class AI, IO, 2.794%, 6/20/66 W	17,319,052	1,623,228
Ser. 17-H25, Class AI, IO, 2.775%, 12/20/67 W	8,515,880	923,769
Ser. 18-H02, IO, 2.717%, 1/20/68 W	10,390,544	1,032,217
FRB Ser. 15-H16, Class XI, IO, 2.674%, 7/20/65 W	12,667,571	1,128,681
Ser. 16-H13, Class IK, IO, 2.621%, 6/20/66 W	22,394,488	2,585,085
Ser. 15-H22, Class GI, IO, 2.586%, 9/20/65 W	19,672,490	1,853,149
Ser. 15-H13, Class AI, IO, 2.57%, 6/20/65 W	21,964,352	1,940,946
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66 W	38,435,862	3,297,797
Ser. 16-H17, Class DI, IO, 2.507%, 7/20/66 W	22,970,772	2,067,852
Ser. 15-H10, Class HI, IO, 2.503%, 4/20/65 W	26,436,393	2,167,784
Ser. 17-H04, Class BI, IO, 2.466%, 2/20/67 W	17,747,937	2,122,334
Ser. 16-H27, Class GI, IO, 2.391%, 12/20/66 W	26,804,895	3,182,947
Ser. 16-H04, Class HI, IO, 2.382%, 7/20/65 W	17,252,568	1,161,098
Ser. 17-H25, Class CI, IO, 2.373%, 12/20/67 W	23,641,912	3,139,433
Ser. 15-H20, Class CI, IO, 2.371%, 8/20/65 W	28,815,589	2,575,480
Ser. 17-H20, Class AI, IO, 2.354%, 10/20/67 W	34,017,642	3,710,049
Ser. 18-H02, Class IM, IO, 2.338%, 2/20/68 W	13,721,489	1,808,520
Ser. 18-H01, Class XI, IO, 2.336%, 1/20/68 W	18,860,818	2,588,628
Ser. 16-H06, Class DI, IO, 2.33%, 7/20/65	22,226,139	1,562,920
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66 W	6,192,843	721,268
Ser. 16-H07, Class PI, IO, 2.279%, 3/20/66 W	35,296,872	3,571,090
Ser. 17-H25, IO, 2.262%, 11/20/67 W	15,104,076	1,491,527
Ser. 17-H14, Class LI, IO, 2.25%, 6/20/67 W	11,230,846	1,276,341
Ser. 17-H06, Class MI, IO, 2.246%, 2/20/67 W	29,464,832	2,866,516
Ser. 17-H03, Class KI, IO, 2.237%, 1/20/67 W	27,108,080	3,170,181
Ser. 17-H14, Class JI, IO, 2.19%, 6/20/67 W	8,385,005	1,075,863
Ser. 16-H24, IO, 2.132%, 9/20/66 W	18,977,196	1,920,796

24 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H22, Class AI, IO, 2.116%, 9/20/65 W	$32,016,870	$2,580,560
Ser. 16-H11, Class HI, IO, 2.102%, 1/20/66 W	56,942,524	4,169,559
Ser. 16-H01, Class HI, IO, 2.085%, 10/20/65 W	11,587,506	925,448
Ser. 16-H06, Class HI, IO, 2.08%, 2/20/66	17,978,897	1,460,246
Ser. 15-H25, Class BI, IO, 2.049%, 10/20/65 W	14,859,302	1,154,568
Ser. 15-H24, Class HI, IO, 2.04%, 9/20/65 W	21,851,967	1,328,818
Ser. 15-H23, Class TI, IO, 1.973%, 9/20/65 W	20,078,198	1,467,716
Ser. 17-H23, Class BI, IO, 1.954%, 11/20/67 W	12,865,263	949,456
Ser. 15-H23, Class DI, IO, 1.929%, 9/20/65 W	6,156,505	505,517
Ser. 17-H16, Class HI, IO, 1.881%, 8/20/67 W	12,871,206	1,120,181
Ser. 17-H09, IO, 1.818%, 4/20/67 W	16,141,079	1,455,199
Ser. 16-H03, Class AI, IO, 1.778%, 1/20/66 W	18,486,848	1,620,502
Ser. 14-H25, Class BI, IO, 1.755%, 12/20/64 W	19,130,195	1,352,352
Ser. 16-H10, Class AI, IO, 1.741%, 4/20/66 W	30,121,951	2,043,895
Ser. 17-H10, Class MI, IO, 1.715%, 4/20/67 W	19,066,576	1,388,047
Ser. 17-H08, Class NI, IO, 1.715%, 3/20/67 W	17,253,546	1,402,713
Ser. 14-H21, Class AI, IO, 1.711%, 10/20/64 W	23,289,561	1,849,005
Ser. 16-H06, Class AI, IO, 1.665%, 2/20/66	13,839,643	1,241,970
Ser. 14-H18, Class CI, IO, 1.653%, 9/20/64 W	14,959,773	1,124,825
Ser. 17-H06, Class EI, IO, 1.647%, 2/20/67 W	13,258,673	783,760
Ser. 15-H04, Class AI, IO, 1.632%, 12/20/64 W	23,077,292	1,861,322
Ser. 18-H04, Class JI, IO, 1.599%, 3/20/68 W	21,334,976	1,962,818
Ser. 16-H04, Class KI, IO, 1.581%, 2/20/66 W	20,590,505	1,509,099
Ser. 18-H05, Class ID, IO, 1.576%, 3/20/68 W	9,795,898	1,158,914
Ser. 16-H08, Class GI, IO, 1.492%, 4/20/66 W	15,462,425	779,554
Ser. 17-H08, Class EI, IO, 1.461%, 2/20/67 W	19,730,082	2,248,835
Ser. 17-H08, Class GI, IO, 1.41%, 2/20/67 W	16,905,593	2,324,401
FRB Ser. 11-H07, Class FI, IO, 1.303%, 2/20/61 W	50,948,980	1,304,294
Ser. 12-H11, Class FI, IO, 1.282%, 2/20/62 W	32,474,473	952,411
Ser. 11-H16, Class FI, IO, 1.088%, 7/20/61 W	25,417,961	810,172
Ser. 10-151, Class KO, PO, zero %, 6/16/37	611,742	569,740
Ser. 06-36, Class OD, PO, zero %, 7/16/36	7,470	6,674
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.84%, 9/19/27 W	461,485	1,731
		325,083,870
Commercial mortgage-backed securities (10.7%)
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.437%, 1/12/45 W	1,321,000	924,700
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.288%, 8/10/46 W	2,373,000	1,876,174
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47 W	3,623,000	3,130,550
FRB Ser. 14-CR19, Class D, 4.731%, 8/10/47 W	1,348,000	1,152,947
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,087,598
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	762,972
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.335%, 8/10/44 W	6,001,000	5,459,332

Mortgage Securities Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Federal National Mortgage Association 144A
Multifamily Connecticut Avenue Securities Trust FRB Ser. 20-01,
Class M10, 4.65%, 3/25/50	$2,630,000	$1,849,688
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01,
Class M10, 4.197%, 10/15/49	6,245,000	6,561,153
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01,
Class M7, 2.647%, 10/15/49	1,385,360	1,394,774
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47 W	4,153,000	3,772,490
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47 W	1,596,000	1,198,243
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.981%, 8/10/43 W	1,486,000	1,467,087
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	5,349,000	3,677,551
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	4,088,000	3,548,477
FRB Ser. 14-C19, Class C19, 4.679%, 4/15/47 W	1,767,000	1,675,116
FRB Ser. 13-C12, Class E, 4.10%, 7/15/45 W	1,235,000	946,078
FRB Ser. 14-C23, Class D, 3.973%, 9/15/47 W	1,155,000	930,043
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,678,942	2,573,410
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46 W	2,891,000	2,352,821
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46 W	1,980,000	1,912,199
FRB Ser. 11-C3, Class E, 5.664%, 2/15/46 W	1,629,000	1,516,211
FRB Ser. 10-C2, Class D, 5.636%, 11/15/43 W	1,946,000	1,571,359
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	2,299,413	1,781,677
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.766%, 10/15/46 W	1,004,000	869,184
FRB Ser. 13-C12, Class E, 4.766%, 10/15/46 W	2,993,584	2,590,658
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	1,036,325
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46 W	2,316,000	1,638,643
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45 W	2,436,000	1,787,780
FRB Ser. 11-C3, Class E, 5.245%, 7/15/49 W	8,047,130	7,342,790
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.572%, 5/10/45 W	4,617,000	3,462,750
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	2,266,000	1,937,104
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class D, 4.476%, 12/10/45 W	1,594,000	1,283,580
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1,
Class D, 6.051%, 1/10/45 W	3,176,000	3,022,807
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.221%, 6/15/44 W	1,659,568	1,573,414
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45 W	5,183,466	4,261,244
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45 W	2,012,000	1,482,043
		86,410,972

26 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) (15.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 1.817%, 5/25/47	$7,350,051	$3,727,354
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	584,921
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C,
Class 1A3, 6.028%, 11/28/36	8,140,000	7,527,871
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 3.762%, 10/25/35 W	787,327	666,263
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%),
1.447%, 1/25/36	458,809	481,749
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 4.797%,
10/25/29 (Bermuda)	1,699,000	1,153,619
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 4.297%,
10/25/27 (Bermuda)	3,760,000	2,972,138
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 2.547%,
8/25/28 (Bermuda)	2,230,000	1,896,619
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 1.187%, 6/25/36	8,710,000	7,195,639
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1,
(1 Month US LIBOR + 0.18%), 0.953%, 2/20/47	3,124,491	2,077,403
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1,
(1 Month US LIBOR + 0.18%), 1.127%, 6/25/47	6,691,355	5,647,413
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR
+ 2.85%), 4.926%, 1/25/30	765,000	473,292
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 10.297%, 4/25/28	331,546	214,717
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1,
Class B, (1 Month US LIBOR + 8.80%), 9.747%, 3/25/28	2,724,538	1,751,243
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.947%, 12/25/28	6,495,475	6,171,046
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1,
(1 Month US LIBOR + 4.75%), 5.697%, 12/25/29	250,000	132,258
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 5.697%, 10/25/24	715,790	694,297
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3,
(1 Month US LIBOR + 4.55%), 5.497%, 10/25/24	1,867,736	1,746,334
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3,
(1 Month US LIBOR + 3.80%), 4.747%, 3/25/25	520,735	496,317
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 4.397%, 10/25/29	1,703,000	1,507,835
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 4.197%, 7/25/29	356,000	314,648
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1,
(1 Month US LIBOR + 3.15%), 4.097%, 7/25/30	7,525,000	3,646,547
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2,
(1 Month US LIBOR + 2.65%), 3.597%, 12/25/29	2,978,000	2,519,520
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 3.247%, 9/25/30	3,567,171	3,025,296

Mortgage Securities Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 12.197%, 4/25/49	$637,000	$251,300
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.947%, 10/25/48	1,439,000	835,527
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 11.697%, 1/25/49	4,520,000	2,592,253
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 11.447%, 3/25/49	282,000	160,091
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 9.097%, 7/25/49	393,000	207,552
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2,
(1 Month US LIBOR + 6.25%), 7.197%, 10/25/49	2,980,000	1,169,954
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3,
Class FTR3, (1 Month US LIBOR + 4.80%), 6.427%, 9/25/47	371,000	136,907
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 5.197%, 10/25/48	1,347,000	674,999
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	1,129,000	873,698
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3,
4.75%, 8/25/57 W	876,000	745,847
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 4.647%, 12/25/30	6,390,000	3,068,192
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	485,000	523,761
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1,
(1 Month US LIBOR + 3.00%), 3.947%, 9/25/49	171,000	76,188
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 3.597%, 1/25/49	877,000	771,752
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	436,066	333,779
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 3.297%, 2/25/49	3,715,769	3,110,121
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2,
(1 Month US LIBOR + 2.15%), 3.097%, 12/25/30	1,062,000	875,065
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 13.697%, 10/25/28	467,478	307,927
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 12.697%, 10/25/28	2,831,938	1,846,893
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
(1 Month US LIBOR + 10.25%), 11.197%, 1/25/29	786,555	438,274
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 6.647%, 4/25/28	612,871	605,064
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 6.447%, 9/25/29	1,888,000	1,060,890
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 6.247%, 10/25/28	2,603,737	2,534,857
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1,
(1 Month US LIBOR + 4.50%), 5.447%, 12/25/30	2,530,000	1,286,819

28 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 5.397%, 5/25/30	$2,739,000	$1,439,722
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 5.397%, 2/25/30	3,913,000	2,105,194
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 5.397%, 1/25/29	495,147	472,578
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1,
(1 Month US LIBOR + 4.15%), 5.097%, 2/25/30	3,742,000	1,982,002
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1,
(1 Month US LIBOR + 4.10%), 5.047%, 3/25/31	1,273,000	630,234
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1,
(1 Month US LIBOR + 4.00%), 4.947%, 5/25/30	3,800,000	1,971,780
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1,
(1 Month US LIBOR + 3.75%), 4.697%, 3/25/31	2,687,000	1,319,593
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1,
(1 Month US LIBOR + 3.75%), 4.697%, 10/25/30	260,000	128,971
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 4.547%, 1/25/30	7,417,000	3,913,660
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 4.497%, 7/25/30	5,849,000	2,845,322
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 4.497%, 7/25/29	3,632,589	3,243,117
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 3.297%, 1/25/31	1,602,000	1,345,680
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 3.197%, 7/25/30	442,000	380,709
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 3.147%, 8/25/30	4,808,501	4,005,858
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2,
(1 Month US LIBOR + 2.15%), 3.097%, 10/25/30	1,732,500	1,493,311
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1B1, (1 Month US LIBOR + 6.75%), 6.75%, 2/25/40	2,355,000	1,364,890
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1,
(1 Month US LIBOR + 4.35%), 5.297%, 7/25/31	653,000	352,672
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1,
(1 Month US LIBOR + 4.10%), 5.047%, 7/25/39	1,589,000	904,367
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1,
(1 Month US LIBOR + 3.00%), 4.661%, 1/25/40	311,000	126,021
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 4.197%, 1/25/40	347,000	186,868
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2,
(1 Month US LIBOR + 2.30%), 3.247%, 8/25/31	396,490	339,968
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 1.27%, 5/19/35	1,258,876	630,131
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1,
(1 Month US LIBOR + 0.16%), 1.107%, 11/25/36	2,158,867	1,702,374
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	1,220,000	951,600

Mortgage Securities Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (67.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2,
(1 Month US LIBOR + 0.93%), 1.877%, 11/25/34	$987,273	$940,097
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 3.797%, 7/25/28 (Bermuda)	2,980,000	2,224,827
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 5.297%,
7/25/29 (Bermuda)	695,000	474,483
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 4.447%,
7/25/29 (Bermuda)	574,000	388,770
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR
+ 4.00%), 4.947%, 4/25/27 (Bermuda)	1,013,795	930,160
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1,
Class B1, (1 Month US LIBOR + 3.00%), 5.169%, 2/25/30	430,000	294,400
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1,
3.764%, 6/25/49 W	980,000	840,666
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1BG, (1 Month US LIBOR + 0.12%), 1.067%, 8/25/36	512,837	422,586
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.835%, 12/25/35 W	4,859,939	4,435,678
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%),
2.547%, 7/25/45	917,378	857,230
Wells Fargo Home Equity Asset-Backed Securities Trust FRB
Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 1.177%, 4/25/37	1,431,586	1,290,350
		128,047,918
Total mortgage-backed securities (cost $620,385,672)		$539,542,760

	Principal
ASSET-BACKED SECURITIES (3.7%)*	amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1,
Class M5, 6.00%, 4/25/29 W	$1,700,000	$1,190,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
1.797%, 11/25/51	3,646,667	3,646,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
1.747%, 6/25/52	2,841,000	2,841,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 1.15%), 2.731%, 10/22/20	2,943,623	2,943,839
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4,
5.682%, 11/26/29 W	2,079,000	2,073,603
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%),
1.755%, 3/26/21	4,222,000	4,222,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%),
1.679%, 10/24/20	2,177,000	2,177,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%),
1.629%, 9/24/20	4,463,000	4,463,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
1.629%, 6/24/20	4,590,000	4,590,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%),
1.597%, 8/25/52	1,542,667	1,542,667
Total asset-backed securities (cost $30,107,013)		$29,689,776

30 Mortgage Securities Fund

PURCHASED SWAP OPTIONS OUTSTANDING (3.2%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.465)/3 month USD-LIBOR-BBA/Apr-50	Apr-20/1.465	$7,317,200	$512
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	1,561,269
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	1,489,584
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	1,460,858
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	81,563
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	18,062
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	146
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	136,602
JPMorgan Chase Bank N.A.
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	28,531,100	1,469,066
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	112,889,900	1,151,477
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	20,552,400	1,008,095
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	13,303,847
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,619,910
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	505,601
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	30,852
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	21,354
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,394,000	320,461
(1.12625)/3 month USD-LIBOR-BBA/Apr-30 (Canada)	Apr-20/1.12625	19,323,500	18,744
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	1,802,550
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	10,879,000	32,746
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	151
Total purchased swap options outstanding (cost $13,608,793)			$26,033,450

PURCHASED OPTIONS	Expiration
OUTSTANDING (3.1%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-20/$104.56	$88,000,000	$88,000,000	$923,736
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Apr-20/103.72	122,000,000	122,000,000	2,124,752
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	Apr-20/102.81	100,000,000	100,000,000	3,436,300
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	May-20/102.81	248,000,000	248,000,000	1,783,368
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Apr-20/103.00	408,000,000	408,000,000	7,456,200

Mortgage Securities Fund 31

PURCHASED OPTIONS	Expiration
OUTSTANDING (3.1%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Apr-20/$101.91	$75,000,000	$75,000,000	$2,190,675
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	Apr-20/104.03	342,000,000	342,000,000	5,822,550
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Call)	Apr-20/105.63	119,000,000	119,000,000	1,301,027
Total purchased options outstanding (cost $3,515,625)				$25,038,608

	Principal amount/
SHORT-TERM INVESTMENTS (27.5%)*		shares	Value
Interest in $210,500,000 joint tri-party repurchase agreement dated 3/31/20 with HSBC Bank USA, National Association due
4/1/20 — maturity value of $29,012,008 for an effective yield of 0.010% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 6.000% and due dates
ranging from 6/1/24 to 2/1/50, valued at $214,710,060)		$29,012,000	$29,012,000
Putnam Government Money Market Fund 0.01% L	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.32% P	Shares	51,322,000	51,322,000
U.S. Treasury Bills 1.566%, 4/2/20 Φ		$4,074,000	4,074,000
U.S. Treasury Bills 0.595%, 4/7/20 ∆ Φ		3,587,000	3,586,960
U.S. Treasury Bills 1.564%, 5/7/20 ∆ § Φ		5,789,000	5,788,631
U.S. Treasury Bills 1.574%, 5/21/20 ∆ § Φ		1,372,000	1,371,876
U.S. Treasury Bills 1.625%, 4/16/20 # ∆ Φ		5,351,000	5,350,833
U.S. Treasury Bills 1.644%, 4/9/20 ∆ Φ		2,223,000	2,222,956
U.S. Treasury Bills 1.551%, 7/16/20 ∆ §		243,000	242,944
U.S. Treasury Bills 0.203%, 7/9/20 ∆ Φ		5,883,000	5,881,762
U.S. Treasury Bills 1.560%, 6/4/20 ∆ §		2,858,000	2,857,632
U.S. Treasury Bills 0.881%, 4/21/20 ∆ Φ		1,896,000	1,895,941
U.S. Treasury Bills 1.282%, 6/11/20 ∆ §		18,108,000	18,104,732
U.S. Treasury Bills 0.502%, 5/5/20 ∆ Φ §		6,784,000	6,783,592
U.S. Treasury Bills 0.407%, 4/14/20 Φ		1,058,000	1,057,968
U.S. Treasury Bills 0.412%, 4/28/20 ∆ §		6,018,000	6,017,841
U.S. Treasury Bills 0.310%, 7/23/20 # ∆ Φ §		8,625,000	8,622,800
U.S. Treasury Bills 0.164%, 6/25/20 ∆ Φ		19,736,000	19,732,901
U.S. Treasury Bills 0.005%, 9/10/20 ∆ Φ		7,114,000	7,110,351
U.S. Treasury Bills 0.011%, 8/6/20 ∆ Φ §		9,493,000	9,490,145
U.S. Treasury Bills zero %, 8/20/20 # ∆ Φ §		11,493,000	11,489,061
U.S. Treasury Bills zero %, 8/13/20 ∆ Φ		19,245,000	19,239,431
Total short-term investments (cost $221,198,328)			$221,266,357

TOTAL INVESTMENTS
Total investments (cost $1,636,460,465)			$1,606,576,080

32 Mortgage Securities Fund

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2019 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $805,785,341.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $167,981 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $64,411,106 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $10,940,172 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $26,177,640 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

  W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $714,612,143 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Mortgage Securities Fund 33

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	25	$5,546,875	$5,546,875	Jun-20	$476,538
U.S. Treasury Note 2 yr (Short)	3,565	785,664,725	785,664,725	Jun-20	186,941
U.S. Treasury Note 5 yr (Short)	237	29,710,172	29,710,172	Jun-20	(904,315)
Unrealized appreciation					663,479
Unrealized (depreciation)					(904,315)
Total					$(240,836)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $20,775,968) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
1.17/3 month USD-LIBOR-BBA/Apr-25	Apr-20/1.17	$37,771,000	$38
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	80,434
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	562,933
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,677,876
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	3,018,396
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	69,251
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	212,656
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	7,152,094
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	18,006
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	149,122
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	288,436
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	288,578
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	292,131
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	319,090
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	112,889,900	596,059
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442	28,531,100	718,984
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	41,104,900	1,210,950
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	5,067
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	190,233
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	195,354
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	330,974
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	1,456,641
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	3,603,262
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	3,664,356

34 Mortgage Securities Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $20,775,968) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Toronto-Dominion Bank
0.92/3 month USD-LIBOR-BBA/Apr-22	Apr-20/0.92	$92,752,700	$93
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	139,715
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	188,447
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	31,578,000	286,412
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	10,879,000	226,936
(0.7275)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.7275	26,984,000	267,951
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	469,182
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	2,018,819
Total			$29,698,476

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $3,515,625) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-20/$104.56	$88,000,000	$88,000,000	$17,864
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Apr-20/103.72	122,000,000	122,000,000	122
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	Apr-20/102.81	100,000,000	100,000,000	100
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	May-20/102.81	248,000,000	248,000,000	313,720
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Apr-20/103.00	408,000,000	408,000,000	408
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Apr-20/101.91	75,000,000	75,000,000	75
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Apr-20/104.03	342,000,000	342,000,000	342
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Put)	Apr-20/105.63	119,000,000	119,000,000	119
Total				$332,750

Mortgage Securities Fund 35

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/
Nov-38 (Purchased)	Nov-28/3.312	$73,288,200	$(8,243,730)	$8,177,497
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	2,488,196
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	360,435
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	(53,483)
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(272,300)
(3.312)/3 month USD-LIBOR-BBA/
Nov-38 (Purchased)	Nov-28/3.312	73,288,200	(1,675,315)	(723,355)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(772,257)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(860,141)
3.195/3 month USD-LIBOR-BBA/
Nov-55 (Written)	Nov-25/3.195	34,601,700	1,132,446	529,060
(3.195)/3 month USD-LIBOR-BBA/
Nov-55 (Written)	Nov-25/3.195	34,601,700	9,240,755	(11,816,829)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	4,560,702
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	1,273,603
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(492,746)
(1.765)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	(1,219,585)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	470,262
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(484,533)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	4,510,644
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	1,027,904
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	993,166
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13	10,656,500	(150,523)	(139,067)
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(443,098)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(445,792)
(1.755)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	(1,223,225)

36 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	$22,487,600	$(3,139,831)	$8,651,879
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(5,064,918)	5,554,898
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	1,357,261
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	1,340,494
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	795,747
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(43,506)	(40,653)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(403,452)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(414,445)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(570,538)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(2,985,004)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229	35,660,900	391,200	252,123
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975	35,660,900	3,566	3,566
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975	35,660,900	1,375,798	(1,385,069)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229	35,660,900	4,047,512	(3,983,679)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(4,949,737)	7,399,219
1.5775/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	1,356,424
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	1,199,835
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(13,090,678)	177,063
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	113,320
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(23,031)
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(109,947)	(81,824)
(1.5775)/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	(386,048)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(583,136)

Mortgage Securities Fund 37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
(2.8025)/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.8025	$24,028,900	$(1,329,783)	$(668,965)
2.7875/3 month USD-LIBOR-BBA/
Apr-59 (Written)	Apr-29/2.7875	21,626,000	1,492,074	610,502
(2.7875)/3 month USD-LIBOR-BBA/
Apr-59 (Written)	Apr-29/2.7875	21,626,000	4,586,634	(6,667,296)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	1,133,120
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	(790,434)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	966,546
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(1,169,811)
Unrealized appreciation				55,303,466
Unrealized (depreciation)				(39,099,796)
Total				$16,203,670

TBA SALE COMMITMENTS OUTSTANDING at 3/31/20 (proceeds receivable $488,941,875) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 4.00%, 4/1/50	$100,000,000	4/21/20	$106,234,380
Government National Mortgage Association, 3.50%, 4/1/50	3,000,000	4/21/20	3,163,359
Government National Mortgage Association, 3.00%, 4/1/50	4,000,000	4/21/20	4,228,750
Uniform Mortgage-Backed Securities, 3.00%, 4/1/50	125,000,000	4/15/20	131,015,625
Uniform Mortgage-Backed Securities, 2.50%, 4/1/50	248,000,000	4/15/20	256,873,738
Total			$501,515,852

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$9,777,000	$6,200,691	$(333)	11/8/48	3 month USD-	3.312% —	$6,304,965
				LIBOR-BBA —	Semiannually
				Quarterly
35,660,900	7,349,711	(505)	1/3/29	3.065% —	3 month USD-	(7,449,150)
				Semiannually	LIBOR-BBA —
					Quarterly
19,684,800	4,145,835	(279)	3/4/29	3 month USD-	3.073% —	4,171,730
				LIBOR-BBA —	Semiannually
				Quarterly
28,528,700	6,466,543	(629,793)	12/3/29	3 month USD-	3.096% —	6,092,644
				LIBOR-BBA —	Semiannually
				Quarterly

38 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,938,800	$165,477 E	$(22)	2/2/24	3 month USD-	2.5725% —	$165,455
				LIBOR-BBA —	Semiannually
				Quarterly
10,194,500	419,259 E	(57)	2/2/24	2.528% —	3 month USD-	(419,316)
				Semiannually	LIBOR-BBA —
					Quarterly
5,135,200	894,567	(68)	2/13/29	2.6785% —	3 month USD-	(901,285)
				Semiannually	LIBOR-BBA —
					Quarterly
48,777,600	9,468,854	993,197	2/20/30	2.7225% —	3 month USD-	(8,532,758)
				Semiannually	LIBOR-BBA —
					Quarterly
48,777,600	9,471,147	996,248	3/2/30	2.715% —	3 month USD-	(8,517,341)
				Semiannually	LIBOR-BBA —
					Quarterly
21,340,200	1,371,791 E	(4,319)	12/2/23	3 month USD-	2.536% —	1,367,472
				LIBOR-BBA —	Semiannually
				Quarterly
7,377,600	309,579 E	(1,261)	2/2/24	3 month USD-	2.57% —	308,318
				LIBOR-BBA —	Semiannually
				Quarterly
5,556,700	1,131,150	(79)	3/5/30	3 month USD-	2.806% —	1,136,855
				LIBOR-BBA —	Semiannually
				Quarterly
15,259,700	2,896,947	(216)	3/16/30	2.647% —	3 month USD-	(2,908,972)
				Semiannually	LIBOR-BBA —
					Quarterly
5,093,700	2,393,947 E	(174)	3/28/52	2.67% —	3 month USD-	(2,394,121)
				Semiannually	LIBOR-BBA —
					Quarterly
14,417,400	2,434,868	(7,413)	3/26/30	2.44% —	3 month USD-	(2,444,206)
				Semiannually	LIBOR-BBA —
					Quarterly
13,291,900	488,265 E	(74)	2/2/24	3 month USD-	2.3075% —	488,191
				LIBOR-BBA —	Semiannually
				Quarterly
19,511,000	720,249 E	(109)	2/9/24	3 month USD-	2.32% —	720,140
				LIBOR-BBA —	Semiannually
				Quarterly
19,463,500	2,618,814	(276)	3/4/30	2.098% —	3 month USD-	(2,630,736)
				Semiannually	LIBOR-BBA —
					Quarterly
4,426,300	622,789 E	(99)	11/20/39	3 month USD-	2.55% —	622,691
				LIBOR-BBA —	Semiannually
				Quarterly
12,365,300	1,742,951 E	(175)	12/7/30	2.184% —	3 month USD-	(1,743,126)
				Semiannually	LIBOR-BBA —
					Quarterly

Mortgage Securities Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$23,311,500	$3,304,219 E	$—	12/14/30	2.1935% —	3 month USD-	$(3,304,219)
				Semiannually	LIBOR-BBA —
					Quarterly
9,825,500	3,910,470 E	—	6/14/52	2.4105% —	3 month USD-	(3,910,470)
				Semiannually	LIBOR-BBA —
					Quarterly
12,694,400	836,561 E	(143)	6/5/29	3 month USD-	2.2225% —	836,418
				LIBOR-BBA —	Semiannually
				Quarterly
1,061,700	392,887 E	(36)	6/22/52	2.3075% —	3 month USD-	(392,924)
				Semiannually	LIBOR-BBA —
					Quarterly
1,515,100	200,370 E	(21)	6/22/30	2.0625% —	3 month USD-	(200,392)
				Semiannually	LIBOR-BBA —
					Quarterly
3,540,200	434,843 E	(50)	7/6/30	1.9665% —	3 month USD-	(434,893)
				Semiannually	LIBOR-BBA —
					Quarterly
158,900	56,280 E	(5)	7/5/52	2.25% —	3 month USD-	(56,285)
				Semiannually	LIBOR-BBA —
					Quarterly
33,028,200	833,731 E	(184)	2/7/24	1.733% —	3 month USD-	(833,915)
				Semiannually	LIBOR-BBA —
					Quarterly
899,900	112,818 E	(13)	1/22/31	2.035% —	3 month USD-	(112,831)
				Semiannually	LIBOR-BBA —
					Quarterly
6,307,100	2,263,252 E	(215)	7/22/52	2.2685% —	3 month USD-	(2,263,467)
				Semiannually	LIBOR-BBA —
					Quarterly
8,769,700	2,315,236 E	(299)	8/8/52	1.9185% —	3 month USD-	(2,315,535)
				Semiannually	LIBOR-BBA —
					Quarterly
2,648,000	203,697 E	(38)	8/28/30	1.5095% —	3 month USD-	(203,735)
				Semiannually	LIBOR-BBA —
					Quarterly
6,091,800	1,123,827 E	(208)	9/12/52	1.626% —	3 month USD-	(1,124,035)
				Semiannually	LIBOR-BBA —
					Quarterly
91,013,800	4,085,792	(736)	9/30/24	1.50% —	3 month USD-	(4,083,369)
				Semiannually	LIBOR-BBA —
					Quarterly
91,013,800	4,197,101	(736)	10/1/24	1.53% —	3 month USD-	(4,459,643)
				Semiannually	LIBOR-BBA —
					Quarterly
1,185,782,400	27,838,613	(1,011,006)	3/18/22	1.60% —	3 month USD-	(29,124,612)
				Semiannually	LIBOR-BBA —
					Quarterly

40 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$55,230,500	$16,681,489	$170,564	3/18/50	3 month USD-	2.00% —	$16,872,838
				LIBOR-BBA —	Semiannually
				Quarterly
185,280,400	18,846,352	1,329,617	3/18/30	3 month USD-	1.75% —	20,228,972
				LIBOR-BBA —	Semiannually
				Quarterly
37,467,000	4,022,195	(497)	12/17/29	1.8252% —	3 month USD-	(4,207,085)
				Semiannually	LIBOR-BBA —
					Quarterly
21,106,200	1,128,633	273,126	3/18/25	1.58% —	3 month USD-	(860,249)
				Semiannually	LIBOR-BBA —
					Quarterly
9,229,200	2,736,928	551,606	3/18/50	1.98% —	3 month USD-	(2,188,729)
				Semiannually	LIBOR-BBA —
					Quarterly
18,386,900	1,834,259	11,429	3/18/30	1.73% —	3 month USD-	(1,827,957)
				Semiannually	LIBOR-BBA —
					Quarterly
30,883,000	3,222,826	(410)	12/18/29	3 month USD-	1.7945% —	3,370,297
				LIBOR-BBA —	Semiannually
				Quarterly
297,222,300	16,554,688	(853,846)	3/18/25	1.625% —	3 month USD-	(17,480,146)
				Semiannually	LIBOR-BBA —
					Quarterly
3,197,000	354,515 E	(45)	12/21/30	3 month USD-	1.88% —	354,470
				LIBOR-BBA —	Semiannually
				Quarterly
63,132,000	1,363,083	(238)	12/23/21	1.7025% —	3 month USD-	(1,637,049)
				Semiannually	LIBOR-BBA —
					Quarterly
9,932,100	978,878	(132)	1/8/30	1.744% —	3 month USD-	(975,556)
				Semiannually	LIBOR-BBA —
					Quarterly
19,981,000	1,884,148	(42,891)	1/28/30	3 month USD-	1.698% —	1,836,856
				LIBOR-BBA —	Semiannually
				Quarterly
667,800	190,194 E	(23)	1/16/55	2.032% —	3 month USD-	(190,217)
				Semiannually	LIBOR-BBA —
					Quarterly
8,083,000	818,186	(2,691)	1/16/30	1.771% —	3 month USD-	(819,257)
				Semiannually	LIBOR-BBA —
					Quarterly
14,883,200	1,479,435	(197)	1/31/30	1.7505% —	3 month USD-	(1,478,237)
				Semiannually	LIBOR-BBA —
					Quarterly
11,693,900	1,159,579	(155)	1/31/30	1.748% —	3 month USD-	(1,158,589)
				Semiannually	LIBOR-BBA —
					Quarterly

Mortgage Securities Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$26,577,100	$2,481,238	$(42,876)	1/31/30	3 month USD-	1.688% —	$2,433,102
				LIBOR-BBA —	Semiannually
				Quarterly
17,796,000	1,775,240	(236)	1/23/30	1.755% —	3 month USD-	(1,772,860)
				Semiannually	LIBOR-BBA —
					Quarterly
328,500	88,730 E	(11)	1/24/55	3 month USD-	1.977% —	88,719
				LIBOR-BBA —	Semiannually
				Quarterly
14,653,200	1,070,196	(99,470)	2/18/30	1.4765% —	3 month USD-	(1,165,899)
				Semiannually	LIBOR-BBA —
					Quarterly
31,496,000	2,698,105	(418)	2/7/30	3 month USD-	1.608% —	2,691,374
				LIBOR-BBA —	Semiannually
				Quarterly
24,792,000	1,978,030	(329)	2/11/30	3 month USD-	1.547% —	1,971,369
				LIBOR-BBA —	Semiannually
				Quarterly
109,240,000	1,925,792	(412)	2/12/22	3 month USD-	1.4335% —	1,883,803
				LIBOR-BBA —	Semiannually
				Quarterly
35,776,000	2,779,473	(474)	2/13/30	1.525% —	3 month USD-	(2,771,254)
				Semiannually	LIBOR-BBA —
					Quarterly
76,652,300	6,294,610	(1,016)	2/18/30	3 month USD-	1.57% —	6,282,447
				LIBOR-BBA —	Semiannually
				Quarterly
3,151,800	283,517 E	(107)	3/4/52	1.265% —	3 month USD-	(283,625)
				Semiannually	LIBOR-BBA —
					Quarterly
2,740,300	90,904 E	(39)	3/4/31	3 month USD-	1.101% —	90,865
				LIBOR-BBA —	Semiannually
				Quarterly
136,771,900	492,789 E	(516)	9/8/21	0.68% —	3 month USD-	(493,305)
				Semiannually	LIBOR-BBA —
					Quarterly
295,806,700	761,998 E	(1,115)	10/15/21	0.571% —	3 month USD-	(763,113)
				Semiannually	LIBOR-BBA —
					Quarterly
22,534,300	1,100,710 E	(768)	1/27/47	3 month USD-	1.27% —	1,099,942
				LIBOR-BBA —	Semiannually
				Quarterly
1,903,200	91,458 E	(65)	3/7/50	1.275% —	3 month USD-	(91,523)
				Semiannually	LIBOR-BBA —
					Quarterly
3,106,600	51,051 E	(106)	3/10/52	0.8725% —	3 month USD-	50,945
				Semiannually	LIBOR-BBA —
					Quarterly

42 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$20,662,000	$2,748	$(274)	3/11/30	0.70792% —	3 month USD-	$3,606
				Semiannually	LIBOR-BBA —
					Quarterly
20,662,000	14,567	(274)	3/11/30	0.7165% —	3 month USD-	(13,807)
				Semiannually	LIBOR-BBA —
					Quarterly
2,220,500	130,026 E	(76)	3/11/52	0.717% —	3 month USD-	129,950
				Semiannually	LIBOR-BBA —
					Quarterly
19,292,000	882,860	(658)	3/12/50	0.73081% —	3 month USD-	883,165
				Semiannually	LIBOR-BBA —
					Quarterly
4,586,000	282,456	(156)	3/16/50	0.6725% —	3 month USD-	282,524
				Semiannually	LIBOR-BBA —
					Quarterly
3,057,000	167,349 E	(104)	4/16/50	0.7025% —	3 month USD-	167,245
				Semiannually	LIBOR-BBA —
					Quarterly
22,549,000	334,785	(299)	3/16/30	0.86% —	3 month USD-	(335,743)
				Semiannually	LIBOR-BBA —
					Quarterly
4,320,000	41,096	(147)	3/16/50	0.8625% —	3 month USD-	40,818
				Semiannually	LIBOR-BBA —
					Quarterly
10,088,000	123,477	(82)	3/17/25	0.744% —	3 month USD-	(122,934)
				Semiannually	LIBOR-BBA —
					Quarterly
10,088,000	132,193	(82)	3/17/25	0.7615% —	3 month USD-	(131,718)
				Semiannually	LIBOR-BBA —
					Quarterly
5,044,000	61,986	(41)	3/17/25	0.745% —	3 month USD-	(61,716)
				Semiannually	LIBOR-BBA —
					Quarterly
13,158,000	215,265	(174)	3/17/30	0.8775% —	3 month USD-	(215,307)
				Semiannually	LIBOR-BBA —
					Quarterly
13,158,000	213,331	(174)	3/17/30	0.876% —	3 month USD-	(213,365)
				Semiannually	LIBOR-BBA —
					Quarterly
7,587,200	141,691 E	(107)	3/17/32	3 month USD-	1.03% —	141,584
				LIBOR-BBA —	Semiannually
				Quarterly
10,088,000	126,211	(82)	3/17/25	0.7495% —	3 month USD-	(125,689)
				Semiannually	LIBOR-BBA —
					Quarterly
10,088,000	131,941	(82)	3/17/25	0.761% —	3 month USD-	(131,464)
				Semiannually	LIBOR-BBA —
					Quarterly

Mortgage Securities Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$10,088,000	$138,417	$(82)	3/17/25	0.774% —	3 month USD-	$(137,992)
				Semiannually	LIBOR-BBA —
					Quarterly
675,884,000	762,397 E	(954,463)	6/17/22	3 month USD-	0.40% —	(192,066)
				LIBOR-BBA —	Semiannually
				Quarterly
8,647,000	45,501	(70)	3/18/25	0.6045% —	3 month USD-	(44,467)
				Semiannually	LIBOR-BBA —
					Quarterly
4,811,000	187,316	(164)	3/19/50	3 month USD-	0.7575% —	(188,093)
				LIBOR-BBA —	Semiannually
				Quarterly
4,811,000	164,228	(164)	3/19/50	3 month USD-	0.775% —	(164,977)
				LIBOR-BBA —	Semiannually
				Quarterly
4,811,000	101,565	(164)	3/19/50	3 month USD-	0.8225% —	(102,238)
				LIBOR-BBA —	Semiannually
				Quarterly
9,965,000	119,261	(81)	3/19/25	0.747% —	3 month USD-	(118,038)
				Semiannually	LIBOR-BBA —
					Quarterly
18,976,000	265,854	(154)	3/20/25	0.7905% —	3 month USD-	(263,533)
				Semiannually	LIBOR-BBA —
					Quarterly
8,656,900	337,870	(115)	3/27/30	3 month USD-	1.1175% —	337,307
				LIBOR-BBA —	Semiannually
				Quarterly
8,656,900	314,505	(115)	3/27/30	1.09% —	3 month USD-	(314,145)
				Semiannually	LIBOR-BBA —
					Quarterly
257,600	8,731	(3)	4/2/30	3 month USD-	1.07% —	8,728
				LIBOR-BBA —	Semiannually
				Quarterly
3,222,000	95,355	(43)	3/23/30	1.02% —	3 month USD-	(95,165)
				Semiannually	LIBOR-BBA —
					Quarterly
3,222,000	89,034	(43)	3/23/30	1.00% —	3 month USD-	(88,830)
				Semiannually	LIBOR-BBA —
					Quarterly
3,222,000	82,712	(43)	3/23/30	0.98% —	3 month USD-	(82,494)
				Semiannually	LIBOR-BBA —
					Quarterly
29,134,000	348,326	(236)	3/23/25	0.7525% —	3 month USD-	(344,729)
				Semiannually	LIBOR-BBA —
					Quarterly
28,301,000	364,319	(229)	3/23/25	0.771% —	3 month USD-	(360,941)
				Semiannually	LIBOR-BBA —
					Quarterly

44 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,724,300	$4,218 E	$(21)	3/24/32	3 month USD-	1.07% —	$4,197
				LIBOR-BBA —	Semiannually
				Quarterly
861,700	391 E	(13)	3/24/35	3 month USD-	0.968% —	(404)
				LIBOR-BBA —	Semiannually
				Quarterly
22,448,000	37,758	(298)	3/27/30	3 month USD-	0.73705% —	35,348
				LIBOR-BBA —	Semiannually
				Quarterly
11,224,000	6,083	(149)	3/27/30	3 month USD-	0.71439% —	(7,316)
				LIBOR-BBA —	Semiannually
				Quarterly
11,224,000	2,323	(149)	3/27/30	3 month USD-	0.7178% —	(3,498)
				LIBOR-BBA —	Semiannually
				Quarterly
6,153,000	107,105	(210)	3/30/50	3 month USD-	0.8385% —	(107,642)
				LIBOR-BBA —	Semiannually
				Quarterly
13,015,000	89,049	(173)	3/31/30	3 month USD-	0.655% —	(89,745)
				LIBOR-BBA —	Semiannually
				Quarterly
14,925,000	143,937	(198)	4/1/30	3 month USD-	0.62658% —	(144,135)
				LIBOR-BBA —	Semiannually
				Quarterly
24,318,000	16,609	(92)	4/1/22	3 month USD-	0.495% —	16,518
				LIBOR-BBA —	Semiannually
				Quarterly
23,450,000	14,680	(88)	4/1/22	3 month USD-	0.4921% —	14,591
				LIBOR-BBA —	Semiannually
				Quarterly
20,410,000	41,636	(165)	4/1/25	3 month USD-	0.4825% —	(41,802)
				LIBOR-BBA —	Semiannually
				Quarterly
9,909,000	10,305	(131)	4/2/30	0.71% —	3 month USD-	10,174
				Semiannually	LIBOR-BBA —
					Quarterly
9,678,000	15,582	(128)	4/2/30	0.70418% —	3 month USD-	15,453
				Semiannually	LIBOR-BBA —
					Quarterly
10,139,000	14,093	(134)	4/2/30	0.7065% —	3 month USD-	13,959
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$656,832				$(51,593,934)

E Extended effective date.

Mortgage Securities Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$171,889	$146,746	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(23,084)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
84,701	72,312	—	1/12/41	4.00% (1 month	Synthetic TRS	(11,375)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
17,183,661	17,253,809	—	1/12/40	4.00% (1 month	Synthetic MBX	96,251
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,396,375	3,410,239	—	1/12/40	4.00% (1 month	Synthetic MBX	19,024
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,610,881	1,617,457	—	1/12/40	4.00% (1 month	Synthetic MBX	9,023
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,170,446	1,167,595	—	1/12/40	4.50% (1 month	Synthetic MBX	(830)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
649,488	647,906	—	1/12/40	4.50% (1 month	Synthetic MBX	(460)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
36,561,177	36,206,762	—	1/12/41	5.00% (1 month	Synthetic MBX	(284,146)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,078,881	8,990,873	—	1/12/41	5.00% (1 month	Synthetic MBX	(70,559)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,345,102	3,312,621	—	1/12/40	5.00% (1 month	Synthetic MBX	(26,039)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
15,596,509	15,583,083	—	1/12/41	5.00% (1 month	Synthetic MBX Index	17,335
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
253,743	253,524	—	1/12/41	5.00% (1 month	Synthetic MBX Index	282
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

46 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$2,888,750	$2,894,237	$—	1/12/39	(6.00%) 1 month	Synthetic MBX	$(12,129)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,672,083	47,233,368	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(674,196)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
136,327	112,742	—	1/12/43	3.50% (1 month	Synthetic TRS	(22,114)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
287,590	247,546	—	1/12/42	4.00% (1 month	Synthetic TRS	(36,660)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
102,454	87,468	—	1/12/41	4.00% (1 month	Synthetic TRS	(13,759)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
102,347	87,377	—	1/12/41	4.00% (1 month	Synthetic TRS	(13,745)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
38,955	33,257	—	1/12/41	4.00% (1 month	Synthetic TRS	(5,231)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,203	9,564	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,504)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,109	9,394	—	1/12/40	4.50% (1 month	Synthetic TRS	(1,575)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,435	8,173	—	1/12/40	5.00% (1 month	Synthetic TRS	(1,138)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
500,290	432,454	—	1/12/41	(5.00%) 1 month	Synthetic TRS	61,242
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
317,563	279,124	—	1/12/39	5.50% (1 month	Synthetic TRS	(34,525)
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$2,226	$1,957	$—	1/12/39	(5.50%) 1 month	Synthetic TRS	$242
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,541	4,870	—	1/12/39	(5.50%) 1 month	Synthetic TRS	602
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,541	4,870	—	1/12/39	(5.50%) 1 month	Synthetic TRS	602
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,308	11,697	—	1/12/39	(5.50%) 1 month	Synthetic TRS	1,447
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
174,605	155,897	—	1/12/39	6.00% (1 month	Synthetic TRS	(16,607)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
352,614	326,267	—	1/12/38	6.50% (1 month	Synthetic TRS	(22,156)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,710	19,163	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,301)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
622,309	575,811	—	1/12/38	(6.50%) 1 month	Synthetic TRS	39,103
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
501,889	497,024	—	1/12/41	5.00% (1 month	Synthetic MBX	(3,901)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
54,574	54,045	—	1/12/41	5.00% (1 month	Synthetic MBX	(424)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,393	4,740	—	1/12/39	(5.50%) 1 month	Synthetic TRS	586
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

48 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$412,398	$408,401	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(3,205)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
119,408	119,305	—	1/12/41	5.00% (1 month	Synthetic MBX Index	133
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
119,402	99,887	—	1/12/44	3.50% (1 month	Synthetic TRS	(18,204)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
124,811	96,509	—	1/12/45	3.50% (1 month	Synthetic TRS	(26,851)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,842	11,447	—	1/12/43	3.50% (1 month	Synthetic TRS	(2,245)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,785	3,130	—	1/12/43	3.50% (1 month	Synthetic TRS	(614)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,029,342	812,741	—	1/12/45	4.00% (1 month	Synthetic TRS	(203,886)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
887,628	764,862	—	1/12/44	4.00% (1 month	Synthetic TRS	(112,253)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
251,766	216,945	—	1/12/44	4.00% (1 month	Synthetic TRS	(31,839)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
172,416	148,409	—	1/12/42	4.00% (1 month	Synthetic TRS	(21,979)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
125,395	99,009	—	1/12/45	4.00% (1 month	Synthetic TRS	(24,837)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
610,180	520,927	—	1/12/41	(4.00%) 1 month	Synthetic TRS	81,944
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$500,744	$432,847	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$61,297
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,541	4,870	—	1/12/39	(5.50%) 1 month	Synthetic TRS	602
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
138,263	139,043	—	1/12/41	4.50% (1 month	Synthetic MBX Index	1,022
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
6,991	6,126	—	1/12/40	4.00% (1 month	Synthetic TRS	(782)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,109	9,394	—	1/12/40	(4.50%) 1 month	Synthetic TRS	1,575
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,578	5,698	—	1/12/40	5.00% (1 month	Synthetic TRS	(793)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
2,105,981	2,085,566	—	1/12/41	5.00% (1 month	Synthetic MBX	(16,367)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
163,585	165,552	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,363)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
258,293	261,400	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,731)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
436,199	441,445	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,301)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
574,035	580,938	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(8,292)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

50 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$688,847	$697,131	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(9,951)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,209,895	1,224,446	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(17,477)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,220,613	3,259,345	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(46,523)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,412,057	4,465,117	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(63,734)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
708,802	560,170	—	1/12/44	(3.00%) 1 month	Synthetic TRS	141,383
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
99,830	82,559	—	1/12/43	(3.50%) 1 month	Synthetic TRS	16,194
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
713,664	614,293	—	1/12/42	4.00% (1 month	Synthetic TRS	(90,974)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
713,664	614,293	—	1/12/42	4.00% (1 month	Synthetic TRS	(90,974)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
657,250	565,734	—	1/12/42	4.00% (1 month	Synthetic TRS	(83,783)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
525,248	452,112	—	1/12/42	4.00% (1 month	Synthetic TRS	(66,956)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
271,348	233,566	—	1/12/42	4.00% (1 month	Synthetic TRS	(34,590)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
76,583	60,468	—	1/12/45	4.00% (1 month	Synthetic TRS	(15,169)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$68,669	$60,172	$—	1/12/40	4.00% (1 month	Synthetic TRS	$(7,678)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
538,838	465,775	—	1/12/41	(5.00%) 1 month	Synthetic TRS	65,961
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,025	3,538	—	1/12/39	(5.50%) 1 month	Synthetic TRS	438
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
264,905	232,839	—	1/12/39	(5.50%) 1 month	Synthetic TRS	28,800
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,183,619	1,056,802	—	1/12/39	6.00% (1 month	Synthetic TRS	(112,579)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
844,373	753,904	—	1/12/39	6.00% (1 month	Synthetic TRS	(80,312)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
474,371	423,546	—	1/12/39	6.00% (1 month	Synthetic TRS	(45,120)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,223	23,414	—	1/12/39	6.00% (1 month	Synthetic TRS	(2,494)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
577,524	534,372	—	1/12/38	6.50% (1 month	Synthetic TRS	(36,289)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
553,604	512,239	—	1/12/38	6.50% (1 month	Synthetic TRS	(34,786)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
497,375	460,211	—	1/12/38	6.50% (1 month	Synthetic TRS	(31,253)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
427,067	395,157	—	1/12/38	6.50% (1 month	Synthetic TRS	(26,835)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$381,020	$352,550	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(23,942)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
281,947	260,881	—	1/12/38	6.50% (1 month	Synthetic TRS	(17,716)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
150,746	139,482	—	1/12/38	6.50% (1 month	Synthetic TRS	(9,472)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N.A.
81,546	69,618	—	1/12/41	4.00% (1 month	Synthetic TRS	(10,951)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
17,085	14,586	—	1/12/41	4.00% (1 month	Synthetic TRS	(2,294)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
538,838	465,775	—	1/12/41	(5.00%) 1 month	Synthetic TRS	65,961
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
33,277	27,520	—	1/12/43	(3.50%) 1 month	Synthetic TRS	5,398
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
119,402	99,887	—	1/12/44	(3.50%) 1 month	Synthetic TRS	18,204
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
571,862	492,769	—	1/12/44	4.00% (1 month	Synthetic TRS	(72,320)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
3,168,765	2,727,545	—	1/12/42	(4.00%) 1 month	Synthetic TRS	403,938
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		1,138,589
Upfront premium (paid)		—		Unrealized (depreciation)		(2,796,172)
Total		$—		Total		$(1,657,583)

Mortgage Securities Fund 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7	A/P	$(3,558)	$2,445,000	$185,820	1/17/47	200 bp —	$(188,427)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,913	124,000	27,441	5/11/63	300 bp —	(17,456)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	61,388	933,000	206,473	5/11/63	300 bp —	(144,541)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,943	1,091,000	241,438	5/11/63	300 bp —	(168,859)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	113,078	1,661,000	367,579	5/11/63	300 bp —	(253,532)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,563,692	87,371,000	19,335,202	5/11/63	300 bp —	(13,720,544)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	BB/P	36,784	275,000	92,290	1/17/47	500 bp —	(55,238)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,144,256	54,748,000	12,115,732	5/11/63	300 bp —	(6,939,540)
Index						Monthly
Deutsche Bank AG
CMBX NA BBB–.6	BBB–/P	935,424	8,774,000	1,941,686	5/11/63	300 bp —	(1,001,144)
Index						Monthly
Goldman Sachs International
CMBX NA A.7	A/P	(2,866)	1,966,000	149,416	1/17/47	200 bp —	(151,518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,561	89,000	19,696	5/11/63	300 bp —	(13,083)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,521	89,000	19,696	5/11/63	300 bp —	(13,122)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,337	104,000	23,015	5/11/63	300 bp —	(14,618)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,179	133,000	29,433	5/11/63	300 bp —	(18,176)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,536	139,000	30,761	5/11/63	300 bp —	(20,144)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,036	249,000	55,104	5/11/63	300 bp —	(32,923)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	29,303	265,000	58,645	5/11/63	300 bp —	(29,187)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,349	268,000	59,308	5/11/63	300 bp —	(38,803)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	29,200	570,000	126,141	5/11/63	300 bp —	(96,608)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	89,845	671,000	148,492	5/11/63	300 bp —	(58,256)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	89,294	671,000	148,492	5/11/63	300 bp —	(58,807)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	65,841	744,000	164,647	5/11/63	300 bp —	(98,372)
Index						Monthly

54 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$42,125	$813,000	$179,917	5/11/63	300 bp —	$(137,317)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,268	833,000	184,343	5/11/63	300 bp —	(141,589)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	133,183	1,146,000	253,610	5/11/63	300 bp —	(119,758)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	416,605	3,605,000	797,787	5/11/63	300 bp —	(379,079)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	805,784	7,549,000	1,670,594	5/11/63	300 bp —	(860,406)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.10	BB–/P	28,886	360,000	166,032	5/11/63	500 bp —	(136,796)
Index						Monthly
CMBX NA BB.7	BB/P	15,792	304,000	102,022	1/17/47	500 bp —	(85,935)
Index						Monthly
CMBX NA BB.7	BB/P	105,729	340,000	114,104	1/17/47	500 bp —	(8,044)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,004	253,000	55,989	5/11/63	300 bp —	(33,837)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,545	273,000	60,415	5/11/63	300 bp —	(36,710)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	297,362	4,792,000	1,060,470	5/11/63	300 bp —	(760,312)
Index						Monthly
Merrill Lynch International
CMBX NA BB.6	BB–/P	301,909	2,700,000	1,054,620	5/11/63	500 bp —	(750,086)
Index						Monthly
CMBX NA BB.7	BB/P	20,331	168,000	56,381	1/17/47	500 bp —	(35,886)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,442	34,000	7,524	5/11/63	300 bp —	(5,062)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,224	98,000	21,687	5/11/63	300 bp —	(14,406)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,280	253,000	55,989	5/11/63	300 bp —	(33,562)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,733	447,000	98,921	5/11/63	300 bp —	(69,927)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,742	490,000	108,437	5/11/63	300 bp —	(72,409)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	91,380	1,010,000	223,513	5/11/63	300 bp —	(131,544)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,760,009	19,711,000	4,362,044	5/11/63	300 bp —	(2,590,537)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	(295,265)	38,474,000	4,055,160	5/11/63	200 bp —	(4,335,463)
Index						Monthly
CMBX NA A.7	A/P	(292)	602,000	45,752	1/17/47	200 bp —	(45,810)
Index						Monthly

Mortgage Securities Fund 55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.7	A/P	$(4,035)	$4,170,000	$316,920	1/17/47	200 bp —	$(319,334)
Index						Monthly
CMBX NA BB.6	BB–/P	255,039	1,411,000	551,137	5/11/63	500 bp —	(294,726)
Index						Monthly
CMBX NA BB.6	BB–/P	382,260	1,823,000	712,064	5/11/63	500 bp —	(328,031)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,527	138,000	30,539	5/11/63	300 bp —	(18,932)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,063	178,000	39,391	5/11/63	300 bp —	(26,225)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,010	312,000	69,046	5/11/63	300 bp —	(43,853)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,990	694,000	153,582	5/11/63	300 bp —	(101,188)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	72,767	744,000	164,647	5/11/63	300 bp —	(91,446)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,576,637	159,648,000	35,330,102	5/11/63	300 bp —	(24,660,339)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	55,762	913,000	165,070	1/17/47	300 bp —	(108,776)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	670,955	9,859,000	1,782,507	1/17/47	300 bp —	(1,105,801)
Index						Monthly
Upfront premium received		28,643,823		Unrealized appreciation			—
Upfront premium (paid)		(306,016)		Unrealized (depreciation)			(61,016,024)
Total		$28,337,807		Total			$(61,016,024)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(59,719)	$8,055,000	$612,180	1/17/47	(200 bp) —	$549,328
					Monthly
CMBX NA BB.10 Index	(17,533)	168,000	77,482	11/17/59	(500 bp) —	59,785
					Monthly
CMBX NA BB.10 Index	(15,241)	139,000	64,107	11/17/59	(500 bp) —	48,731
					Monthly
CMBX NA BB.11 Index	(63,096)	487,000	233,857	11/18/54	(500 bp) —	170,288
					Monthly

56 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(16,307)	$173,000	$83,075	11/18/54	(500 bp) —	$66,599
					Monthly
CMBX NA BB.6 Index	(11,333)	79,000	30,857	5/11/63	(500 bp) —	19,448
					Monthly
CMBX NA BB.7 Index	(113,295)	2,220,000	745,032	1/17/47	(500 bp) —	629,579
					Monthly
CMBX NA BB.9 Index	(148,843)	1,442,000	574,493	9/17/58	(500 bp) —	424,248
					Monthly
CMBX NA BB.9 Index	(23,292)	361,000	143,822	9/17/58	(500 bp) —	120,180
					Monthly
CMBX NA BB.9 Index	(14,271)	354,000	141,034	9/17/58	(500 bp) —	126,418
					Monthly
CMBX NA BBB–.7 Index	(6,840)	1,356,000	245,165	1/17/47	(300 bp) —	237,534
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(46,565)	349,000	160,959	11/17/59	(500 bp) —	114,055
					Monthly
CMBX NA BB.10 Index	(41,383)	348,000	160,498	11/17/59	(500 bp) —	118,776
					Monthly
CMBX NA BB.10 Index	(22,747)	183,000	84,400	11/17/59	(500 bp) —	61,475
					Monthly
CMBX NA BB.9 Index	(792,652)	7,907,000	3,150,149	9/17/58	(500 bp) —	2,349,809
					Monthly
Goldman Sachs International
CMBX NA BB.9 Index	(608,603)	3,823,000	1,523,083	9/17/58	(500 bp) —	910,763
					Monthly
CMBX NA BB.9 Index	(442,738)	2,779,000	1,107,154	9/17/58	(500 bp) —	661,713
					Monthly
CMBX NA BB.9 Index	(445,272)	2,779,000	1,107,154	9/17/58	(500 bp) —	659,180
					Monthly
CMBX NA BB.9 Index	(312,340)	1,977,000	787,637	9/17/58	(500 bp) —	473,375
					Monthly
CMBX NA BB.9 Index	(297,097)	1,860,000	741,024	9/17/58	(500 bp) —	442,119
					Monthly
JPMorgan Securities LLC
CMBX NA BB.12 Index	(32,828)	360,000	176,976	8/17/61	(500 bp) —	143,798
					Monthly
CMBX NA BB.6 Index	(98,815)	216,000	84,370	5/11/63	(500 bp) —	(14,655)
					Monthly
CMBX NA BB.7 Index	(40,496)	320,000	107,392	1/17/47	(500 bp) —	66,585
					Monthly
CMBX NA BB.9 Index	(830,999)	5,265,000	2,097,576	9/17/58	(500 bp) —	1,261,459
					Monthly
CMBX NA BB.9 Index	(482,919)	3,412,000	1,359,341	9/17/58	(500 bp) —	873,104
					Monthly
CMBX NA BB.9 Index	(410,777)	2,633,000	1,048,987	9/17/58	(500 bp) —	635,651
					Monthly

Mortgage Securities Fund 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(319,744)	$2,264,000	$901,978	9/17/58	(500 bp) —	$580,032
					Monthly
CMBX NA BB.9 Index	(77,888)	508,000	202,387	9/17/58	(500 bp) —	124,006
					Monthly
CMBX NA BBB–.7 Index	(172,113)	4,536,000	820,109	1/17/47	(300 bp) —	645,350
					Monthly
CMBX NA BBB–.7 Index	(45,957)	1,266,000	228,893	1/17/47	(300 bp) —	182,197
					Monthly
CMBX NA BBB–.7 Index	(46,594)	985,000	178,088	1/17/47	(300 bp) —	130,919
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(19,118)	336,000	154,963	11/17/59	(500 bp) —	135,518
					Monthly
CMBX NA BB.11 Index	(17,851)	333,000	159,907	11/18/54	(500 bp) —	141,732
					Monthly
CMBX NA BB.9 Index	(623,274)	15,999,000	6,374,002	9/17/58	(500 bp) —	5,735,173
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(17,619)	168,000	77,482	11/17/59	(500 bp) —	59,699
					Monthly
CMBX NA BB.9 Index	(595,749)	3,828,000	1,525,075	9/17/58	(500 bp) —	925,604
					Monthly
CMBX NA BB.9 Index	(432,245)	3,182,000	1,267,709	9/17/58	(500 bp) —	832,370
					Monthly
CMBX NA BB.9 Index	(421,822)	3,169,000	1,262,530	9/17/58	(500 bp) —	837,626
					Monthly
CMBX NA BB.9 Index	(475,843)	3,164,000	1,260,538	9/17/58	(500 bp) —	781,618
					Monthly
CMBX NA BB.9 Index	(408,392)	2,987,000	1,190,021	9/17/58	(500 bp) —	778,725
					Monthly
CMBX NA BB.9 Index	(423,229)	2,805,000	1,117,512	9/17/58	(500 bp) —	691,556
					Monthly
CMBX NA BB.9 Index	(357,854)	2,484,000	989,626	9/17/58	(500 bp) —	629,356
					Monthly
CMBX NA BB.9 Index	(217,055)	1,434,000	571,306	9/17/58	(500 bp) —	352,857
					Monthly
CMBX NA BB.9 Index	(217,055)	1,434,000	571,306	9/17/58	(500 bp) —	352,857
					Monthly
CMBX NA BB.9 Index	(7,075)	176,000	70,118	9/17/58	(500 bp) —	62,872
					Monthly
CMBX NA BBB–.7 Index	(89,903)	1,416,000	256,013	1/17/47	(300 bp) —	165,284
					Monthly
Upfront premium received	—		Unrealized appreciation			25,369,351
Upfront premium (paid)	(10,382,381)		Unrealized (depreciation)			(14,655)
Total	$(10,382,381)		Total			$25,354,696

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

58 Mortgage Securities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$29,689,776	$—
Mortgage-backed securities	—	539,542,760	—
Purchased options outstanding	—	25,038,608	—
Purchased swap options outstanding	—	26,033,450	—
U.S. government and agency mortgage obligations	—	763,798,479	—
U.S. treasury obligations	—	1,206,650	—
Short-term investments	51,322,000	169,944,357	—
Totals by level	$51,322,000	$1,555,254,080	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(240,836)	$—	$—
Written options outstanding	—	(332,750)	—
Written swap options outstanding	—	(29,698,476)	—
Forward premium swap option contracts	—	16,203,670	—
TBA sale commitments	—	(501,515,852)	—
Interest rate swap contracts	—	(52,250,766)	—
Total return swap contracts	—	(1,657,583)	—
Credit default contracts	—	(53,616,754)	—
Totals by level	$(240,836)	$(622,868,511)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 59

Statement of assets and liabilities 3/31/20 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,636,450,465)	$1,606,566,080
Affiliated issuers (identified cost $10,000) (Notes 1 and 5)	10,000
Cash	96,164
Interest and other receivables	7,803,075
Receivable for shares of the fund sold	1,064,350
Receivable for investments sold	112,849
Receivable for sales of TBA securities (Note 1)	402,557,976
Receivable for variation margin on futures contracts (Note 1)	200,361
Receivable for variation margin on centrally cleared swap contracts (Note 1)	7,500,384
Unrealized appreciation on forward premium swap option contracts (Note 1)	55,303,466
Unrealized appreciation on OTC swap contracts (Note 1)	26,507,940
Premium paid on OTC swap contracts (Note 1)	10,688,397
Prepaid assets	73,974
Total assets	2,118,485,016

LIABILITIES
Payable for investments purchased	2,053,894
Payable for purchases of TBA securities (Note 1)	584,429,897
Payable for shares of the fund repurchased	1,277,948
Payable for compensation of Manager (Note 2)	60,504
Payable for custodian fees (Note 2)	151,970
Payable for investor servicing fees (Note 2)	259,390
Payable for Trustee compensation and expenses (Note 2)	584,944
Payable for administrative services (Note 2)	1,525
Payable for distribution fees (Note 2)	505,888
Payable for variation margin on futures contracts (Note 1)	81,250
Payable for variation margin on centrally cleared swap contracts (Note 1)	7,476,844
Unrealized depreciation on OTC swap contracts (Note 1)	63,826,851
Premium received on OTC swap contracts (Note 1)	28,643,823
Unrealized depreciation on forward premium swap option contracts (Note 1)	39,099,796
Written options outstanding, at value (premiums $24,291,593) (Note 1)	30,031,226
TBA sale commitments, at value (proceeds receivable $488,941,875) (Note 1)	501,515,852
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	52,528,650
Other accrued expenses	169,423
Total liabilities	1,312,699,675

Net assets	$805,785,341

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,051,262,200
Total distributable earnings (Note 1)	(245,476,859)
Total — Representing net assets applicable to capital shares outstanding	$805,785,341

(Continued on next page)

60 Mortgage Securities Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($688,928,919 divided by 58,492,118 shares)	$11.78
Offering price per class A share (100/96.00 of $11.78)*	$12.27
Net asset value and offering price per class B share ($3,381,078 divided by 288,549 shares)**	$11.72
Net asset value and offering price per class C share ($19,501,732 divided by 1,672,486 shares)**	$11.66
Net asset value, offering price and redemption price per class R share
($8,804,046 divided by 756,519 shares)	$11.64
Net asset value, offering price and redemption price per class R6 share
($6,988,378 divided by 600,418 shares)	$11.64
Net asset value, offering price and redemption price per class Y share
($78,181,188 divided by 6,719,927 shares)	$11.63

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 61

Statement of operations Six months ended 3/31/20 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $58 from investments in affiliated issuers) (Note 5)	$21,314,639
Total investment income	21,314,639

EXPENSES
Compensation of Manager (Note 2)	1,784,584
Investor servicing fees (Note 2)	788,471
Custodian fees (Note 2)	57,072
Trustee compensation and expenses (Note 2)	3,735
Distribution fees (Note 2)	1,133,460
Administrative services (Note 2)	14,560
Other	240,615
Fees waived and reimbursed by Manager (Note 2)	(620,185)
Total expenses	3,402,312
Expense reduction (Note 2)	(7,234)
Net expenses	3,395,078

Net investment income	17,919,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	16,430,139
Futures contracts (Note 1)	(341,420)
Swap contracts (Note 1)	15,679,622
Written options (Note 1)	11,341,614
Total net realized gain	43,109,955
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(30,360,677)
Futures contracts	436,643
Swap contracts	(84,989,406)
Written options	(8,914,188)
Total change in net unrealized depreciation	(123,827,628)

Net loss on investments	(80,717,673)

Net decrease in net assets resulting from operations	$(62,798,112)

The accompanying notes are an integral part of these financial statements.

62 Mortgage Securities Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/20*	Year ended 9/30/19
Operations
Net investment income	$17,919,561	$33,214,508
Net realized gain on investments	43,109,955	13,407,706
Change in net unrealized appreciation (depreciation)
of investments	(123,827,628)	39,600,617
Net increase (decrease) in net assets resulting
from operations	(62,798,112)	86,222,831
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(17,509,486)	(36,787,545)
Class B	(83,522)	(261,319)
Class C	(424,482)	(1,072,303)
Class M	(71,504)	(451,658)
Class R	(221,964)	(558,494)
Class R6	(189,353)	(372,252)
Class Y	(2,514,554)	(4,226,478)
Decrease from capital share transactions (Note 4)	(38,062,001)	(118,523,927)
Total decrease in net assets	(121,874,978)	(76,031,145)

NET ASSETS
Beginning of period	927,660,319	1,003,691,464
End of period	$805,785,341	$927,660,319

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 63

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	neta ssets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2020 **	$12.96	.25	(1.14)	(.89)	(.29)	(.29)	$11.78	(7.00)*	$688,929	.37f,h*	1.94f,h*	486*
September 30, 2019	12.37	.44	.74	1.18	(.59)	(.59)	12.96	9.80	780,517	.75[f,h]	3.55[f,h]	1,089
September 30, 2018	12.89	.45	(.53)	(.08)	(.44)	(.44)	12.37	(.67)	826,165	.84[f,g,h]	3.57[f,h]	1,403
September 30, 2017	13.20	.33	(.24)	.09	(.40)	(.40)	12.89	.67	645,996	.89[f]	2.53[f]	1,452
September 30, 2016	13.35	.31	(.09)	.22	(.37)	(.37)	13.20	1.70	746,534	.88[e]	2.31[e]	1,272
September 30, 2015	13.70	.30	(.33)	(.03)	(.32)	(.32)	13.35	(.27)	857,238.85		2.20	1,388
Class B
March 31, 2020 **	$12.89	.20	(1.13)	(.93)	(.24)	(.24)	$11.72	(7.33)*	$3,381	.75f,h*	1.57f,h*	486*
September 30, 2019	12.31	.35	.72	1.07	(.49)	(.49)	12.89	8.91	5,214	1.49[f,h]	2.85[f,h]	1,089
September 30, 2018	12.83	.34	(.52)	(.18)	(.34)	(.34)	12.31	(1.42)	8,280	1.57[f,g,h]	2.73[f,h]	1,403
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	(.30)	12.83	(.07)	10,736	1.62[f]	1.79[f]	1,452
September 30, 2016	13.28	.21	(.07)	.14	(.28)	(.28)	13.14	1.04	14,957	1.61[e]	1.58[e]	1,272
September 30, 2015	13.63	.20	(.33)	(.13)	(.22)	(.22)	13.28	(1.01)	17,272	1.58	1.46	1,388
Class C
March 31, 2020 **	$12.84	.20	(1.13)	(.93)	(.25)	(.25)	$11.66	(7.42)*	$19,502	.75f,h*	1.57f,h*	486*
September 30, 2019	12.25	.35	.73	1.08	(.49)	(.49)	12.84	9.04	23,972	1.50[f,h]	2.83[f,h]	1,089
September 30, 2018	12.77	.33	(.51)	(.18)	(.34)	(.34)	12.25	(1.45)	31,674	1.59[f,g,h]	2.68[f,h]	1,403
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	(.30)	12.77	(.09)	41,652	1.64[f]	1.77[f]	1,452
September 30, 2016	13.23	.20	(.07)	.13	(.28)	(.28)	13.08	.97	56,947	1.63[e]	1.56[e]	1,272
September 30, 2015	13.58	.20	(.34)	(.14)	(.21)	(.21)	13.23	(1.02)	68,042	1.60	1.45	1,388
Class R
March 31, 2020 **	$12.81	.23	(1.12)	(.89)	(.28)	(.28)	$11.64	(7.14)*	$8,804	.50f,h*	1.82f,h*	486*
September 30, 2019	12.23	.41	.72	1.13	(.55)	(.55)	12.81	9.55	11,126	1.00[f,h]	3.32[f,h]	1,089
September 30, 2018	12.76	.40	(.53)	(.13)	(.40)	(.40)	12.23	(1.03)	14,329	1.09[f,g,h]	3.20[f,h]	1,403
September 30, 2017	13.07	.29	(.24)	.05	(.36)	(.36)	12.76	.41	17,599	1.14[f]	2.28[f]	1,452
September 30, 2016	13.21	.27	(.07)	.20	(.34)	(.34)	13.07	1.52	22,317	1.13[e]	2.06[e]	1,272
September 30, 2015	13.56	.26	(.33)	(.07)	(.28)	(.28)	13.21	(.53)	23,513	1.10	1.94	1,388
Class R6
March 31, 2020 **	$12.82	.27	(1.13)	(.86)	(.32)	(.32)	$11.64	(6.90)*	$6,988	.19f,h*	2.13f,h*	486*
September 30, 2019	12.24	.49	.72	1.21	(.63)	(.63)	12.82	10.25	7,454	.37[f,h]	3.96[f,h]	1,089
September 30, 2018 †	12.41	.26	(.21)	.05	(.22)	(.22)	12.24	.42*	7,530	.16*f,g,h	2.11*f,h	1,403
Class Y
March 31, 2020 **	$12.81	.26	(1.13)	(.87)	(.31)	(.31)	$11.63	(6.95)*	$78,181	.25f,h*	2.07f,h*	486*
September 30, 2019	12.23	.48	.72	1.20	(.62)	(.62)	12.81	10.12	89,152	.50[f,h]	3.89[f,h]	1,089
September 30, 2018	12.76	.47	(.53)	(.06)	(.47)	(.47)	12.23	(.49)	105,371	.59[f,g,h]	3.75[f,h]	1,403
September 30, 2017	13.08	.36	(.25)	.11	(.43)	(.43)	12.76	.89	102,461	.64[f]	2.79[f]	1,452
September 30, 2016	13.22	.34	(.07)	.27	(.41)	(.41)	13.08	2.07	100,836	.63[e]	2.56[e]	1,272
September 30, 2015	13.58	.33	(.34)	(.01)	(.35)	(.35)	13.22	(.08)	100,614.60		2.48	1,388

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

64 Mortgage Securities Fund	Mortgage Securities Fund 65

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period April 20, 2018 (commencement of operations) to September 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Includes one-time merger costs of 0.02%.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	3/31/20	9/30/19	9/30/18
Class A	0.07%	0.15%	0.12%
Class B	0.07	0.15	0.12
Class C	0.07	0.15	0.12
Class R	0.07	0.15	0.12
Class R6	0.07	0.15	0.10
Class Y	0.07	0.15	0.12

The accompanying notes are an integral part of these financial statements.

66 Mortgage Securities Fund

Notes to financial statements 3/31/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2019 through March 31, 2020.

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Effective November 25, 2019 (December 9, 2019 for certain shareholders), all class M shares were converted to class A shares and are no longer available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

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The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain

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other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $29,592,248 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the

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Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

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OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

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Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $60,771,667 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $64,411,106 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

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or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$107,030,197	$44,579,824	$151,610,021

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,137,907,681, resulting in gross unrealized appreciation and depreciation of $224,869,544 and $379,310,492, respectively, or net unrealized depreciation of $154,440,948.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through January 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $620,173 as a result of this limit.

Putnam Management has also contractually agreed, through January 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in

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Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $12 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019 (December 9, 2019 for certain shareholders), the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$663,602	Class R	8,838
Class B	3,834	Class R6	1,907
Class C	19,173	Class Y	88,047
Class M	3,070	Total	$788,471

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $7,234 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $637, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

74 Mortgage Securities Fund

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$965,650
Class B	1.00%	1.00%	22,348
Class C	1.00%	1.00%	111,630
Class M*	1.00%	†	8,105
Class R	1.00%	0.50%	25,727
Total			$1,133,460

* Effective November 25, 2019 (December 9, 2019 for certain shareholders), the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

† Equals the weighted average of (i) 0.40% of the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% of all other net assets of Putnam Mortgage Securities Fund attributable to class M shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $9,312 and $5 from the sale of class A and class M shares, respectively, and received $227 and $608 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $45 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,623,841,745	$5,930,490,555
U.S. government securities (Long-term)	—	—
Total	$5,623,841,745	$5,930,490,555

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Mortgage Securities Fund 75

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class A	Shares	Amount	Shares	Amount
Shares sold	3,866,890	$49,646,745	3,327,754	$41,729,471
Shares issued in connection with
reinvestment of distributions	1,182,742	15,175,007	2,527,713	31,458,314
	5,049,632	64,821,752	5,855,467	73,187,785
Shares repurchased	(6,766,813)	(86,432,817)	(12,444,204)	(155,120,227)
Net decrease	(1,717,181)	$(21,611,065)	(6,588,737)	$(81,932,442)

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class B	Shares	Amount	Shares	Amount
Shares sold	2,987	$38,419	4,245	$52,372
Shares issued in connection with
reinvestment of distributions	6,192	79,186	19,982	246,858
	9,179	117,605	24,227	299,230
Shares repurchased	(124,999)	(1,613,144)	(292,691)	(3,641,357)
Net decrease	(115,820)	$(1,495,539)	(268,464)	$(3,342,127)

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class C	Shares	Amount	Shares	Amount
Shares sold	101,941	$1,274,051	170,613	$2,103,798
Shares issued in connection with
reinvestment of distributions	28,927	367,590	75,022	923,701
	130,868	1,641,641	245,635	3,027,499
Shares repurchased	(326,011)	(4,183,626)	(963,822)	(11,896,148)
Net decrease	(195,143)	$(2,541,985)	(718,187)	$(8,868,649)

	SIX MONTHS ENDED 3/31/20*		YEAR ENDED 9/30/19
Class M	Shares	Amount	Shares	Amount
Shares sold	1,966	$25,789	29,756	$377,306
Shares issued in connection with
reinvestment of distributions	2,250	29,275	14,627	183,028
	4,216	55,064	44,383	560,334
Shares repurchased	(788,679)	(10,350,094)	(91,817)	(1,160,265)
Net decrease	(784,463)	$(10,295,030)	(47,434)	$(599,931)

76 Mortgage Securities Fund

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class R	Shares	Amount	Shares	Amount
Shares sold	120,451	$1,547,684	262,076	$3,254,125
Shares issued in connection with
reinvestment of distributions	14,762	187,091	35,327	434,436
	135,213	1,734,775	297,403	3,688,561
Shares repurchased	(247,276)	(3,116,112)	(600,061)	(7,424,320)
Net decrease	(112,063)	$(1,381,337)	(302,658)	$(3,735,759)

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	96,542	$1,254,758	110,481	$1,368,846
Shares issued in connection with
reinvestment of distributions	14,934	189,353	30,263	372,252
	111,476	1,444,111	140,744	1,741,098
Shares repurchased	(92,742)	(1,183,941)	(174,486)	(2,149,812)
Net increase (decrease)	18,734	$260,170	(33,742)	$(408,714)

	SIX MONTHS ENDED 3/31/20		YEAR ENDED 9/30/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,177,401	$53,823,814	3,573,206	$44,499,748
Shares issued in connection with
reinvestment of distributions	151,891	1,924,226	282,194	3,466,629
	4,329,292	55,748,040	3,855,400	47,966,377
Shares repurchased	(4,568,397)	(56,745,255)	(5,509,926)	(67,602,682)
Net decrease	(239,105)	$(997,215)	(1,654,526)	$(19,636,305)

* Effective November 25, 2019 (December 9, 2019 for certain shareholders), the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/19	cost	proceeds	income	of 3/31/20
Short-term investments
Putnam Government
Money Market Fund*	$10,000	$—	$—	$58	$10,000
Total Short-term
investments	$10,000	$—	$—	$58	$10,000

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Mortgage Securities Fund 77

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue, to experience significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$1,240,900,000
Purchased swap option contracts (contract amount)	$2,503,500,000
Written TBA commitment option contracts (contract amount)	$1,269,700,000
Written swap option contracts (contract amount)	$1,339,300,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$3,599,800,000
OTC total return swap contracts (notional)	$179,200,000
OTC credit default contracts (notional)	$531,900,000

78 Mortgage Securities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$35,737,077	Payables	$89,353,831
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	191,744,217*	Unrealized depreciation	208,648,900*
Total		$227,481,294		$298,002,731

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$13,214,716	$13,214,716
Interest rate contracts	37,739,295	(341,420)	2,464,906	39,862,781
Total	$37,739,295	$(341,420)	$15,679,622	$53,077,497

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(37,716,106)	$(37,716,106)
Interest rate contracts	40,882,744	436,643	(47,273,300)	(5,953,913)
Total	$40,882,744	$436,643	$(84,989,406)	$(43,670,019)

Mortgage Securities Fund 79

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate swap
contracts§	$ —	$ —	$ 7,500,384	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 7,500,384
OTC Total return swap contracts*#	—	245,153	—	—	586	—	143,976	2,597	252,776	—	65,961	427,540	—	—	—	—	—	1,138,589
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	2,941,908	3,547,462	—	5,253,200	—	—	7,187,576	6,672,666	10,134,265	—	—	—	35,737,077
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	200,361	—	—	—	—	—	200,361
Forward premium swap option contracts#	11,555,188	—	—	—	6,304,567	—	—	—	6,531,714	—	17,955,968	—	—	10,856,363	—	2,099,666	—	55,303,466
Purchased swap options**#	512	—	—	—	4,611,482	—	—	—	136,602	—	3,628,638	—	—	15,481,564	339,205	1,835,447	—	26,033,450
Purchased options**#	—	—	—	—	—	—	—	—	—	—	25,038,608	—	—	—	—	—	—	25,038,608
Repurchase agreements**	—	—	—	—	—	—	—	—	—	29,012,000	—	—	—	—	—	—	—	29,012,000
Total Assets	$11,555,700	$245,153	$7,500,384	$—	$10,916,635	$2,941,908	$3,691,438	$2,597	$12,174,292	$29,012,000	$46,689,175	$7,815,477	$6,672,666	$36,472,192	$339,205	$3,935,113	$—	$179,963,935
Liabilities:
Centrally cleared interest rate swap
contracts§	—	—	7,476,844	—	—	—	—	—	—	—	—	—	—	—	—	—	—	7,476,844
OTC Total return swap contracts*#	34,459	1,238,674	—	—	4,325	—	445,913	1,575	985,661	—	13,245	72,320	—	—	—	—	—	2,796,172
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	20,309,815	12,175,818	1,936,568	4,107,867	—	—	1,554,952	5,973,469	43,295,342	—	—	—	89,353,831
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	81,250	—	—	—	—	—	81,250
Forward premium swap option contracts#	14,498,365	—	—	—	2,196,864	—	—	—	2,251,182	—	9,782,840	—	—	8,410,300	—	1,960,245	—	39,099,796
Written swap options#	38	—	—	—	5,339,639	—	—	—	7,434,001	—	3,881,356	—	—	9,445,887	614,667	2,982,888	—	29,698,476
Written options#	—	—	—	—	—	—	—	—	—	—	332,750	—	—	—	—	—	—	332,750
Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$14,532,862	$1,238,674	$7,476,844	$—	$7,540,828	$20,309,815	$12,621,731	$1,938,143	$14,778,711	$—	$14,010,191	$1,708,522	$5,973,469	$61,151,529	$614,667	$4,943,133	$—	$168,839,119
Total Financial and Derivative
Net Assets	$(2,977,162)	$(993,521)	$23,540	$—	$3,375,807	$(17,367,907)	$(8,930,293)	$(1,935,546)	$(2,604,419)	$29,012,000	$32,678,984	$6,106,955	$699,197	$(24,679,337)	$(275,462)	$(1,008,020)	$—	$11,124,816
Total collateral received (pledged)†##	$(2,977,162)	$(665,800)	$—	$—	$3,343,000	$(17,367,907)	$(8,930,293)	$(1,935,546)	$(2,604,419)	$29,012,000	$32,678,984	$6,106,955	$699,197	$(24,679,337)	$(221,946)	$(1,008,020)	$—
Net amount	$—	$(327,721)	$23,540	$—	$32,807	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(53,516)	$—	$—

80 Mortgage Securities Fund	Mortgage Securities Fund 81

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Globa lMarkets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$2,974,000	$3,343,000	$—	$—	$—	$—	$—	$38,755,000	$6,150,000	$734,642	$—	$—	$—	$572,008	$52,528,650
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$29,592,248	$—	$—	$—	$—	$—	$—	$—	$29,592,248
Collateral (pledged) (including TBA
commitments)**	$(3,305,009)	$(665,800)	$—	$—	$—	$(18,150,811)	$(9,412,727)	$(2,235,720)	$(2,631,958)	$—	$—	$(10,940,172)	$—	$(26,544,429)	$(221,946)	$(1,242,706)	$—	$(75,351,278)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $167,981 and $26,177,640, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Note 10: Change in independent accountants

On March 20, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle.  Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

On April 17, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant.

82 Mortgage Securities Fund	Mortgage Securities Fund 83

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

84 Mortgage Securities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management	Mona K. Sutphen
100 Federal Street		Susan G. Malloy
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Assistant Treasurer
Custodian	President
State Street Bank		Denere P. Poulack
and Trust Company	Robert T. Burns	Assistant Vice President, Assistant
	Vice President and	Clerk, and Assistant Treasurer
Legal Counsel	Chief Legal Officer
Ropes & Gray LLP		Janet C. Smith
	James F. Clark	Vice President,
	Vice President, Chief Compliance	Principal Financial Officer,
	Officer, and Chief Risk Officer	Principal Accounting Officer,
and Assistant Treasurer
Nancy E. Florek
	Vice President, Director of	Mark C. Trenchard
	Proxy Voting and Corporate	Vice President
Governance, Assistant Clerk,
and Assistant Treasurer

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4) Change in registrant's independent public accountant.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 27, 2020